     As filed with the Securities and Exchange Commission on October 31, 2002

  1933 Act File No. 33-87762                       1940 Act File No. 811-8918


                                    Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549

Registration Statement Under the Securities Act of 1933                    [_]
     Pre-Effective Amendment No.                                           [_]

     Post-Effective Amendment No.  20                                      [X]

                                     and/or

Registration Statement Under the Investment Company Act of 1940            [_]
     Amendment No. 21                                                      [X]


                        (Check appropriate box or boxes.)

                           THE HIRTLE CALLAGHAN TRUST
               (Exact Name of Registrant as Specified in Charter)

                  Five Tower Bridge, 300 Barr Harbor, Suite 500
                        West Conshohocken, PA 19428-2970
               (Address of Principal Executive Offices) (Zip Code)

                                  610-828-7200
              (Registrant's Telephone Number, including Area Code)

          Laura Anne Corsell, Esq.                  (With Copy To):
          Corsell Talman LLC                        Audrey Talley, Esq.
          Rose Tree Corporate Center II             DrinkerBiddle
          Suite 6020                                One Logan Square
          1400 North Providence Road                18th and Cherry Streets
          Media, PA 19063                           Philadelphia, PA 19103-6996


                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  NA

It  is proposed that this filing will become effective (check appropriate box)
     [_] Immediately upon filing pursuant to paragraph (b)
     [X] on November 1, 2002 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on ________ pursuant to paragraph (a)(1) of rule 485
     [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [_] on ________ pursuant to paragraph (a)(2) of Rule 485

                                                      The Hirtle Callaghan Trust

================================================================================

                                   ----------
                                   Prospectus
                                   ----------

                                November 1, 2002





   The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents
================================================================================

                                                Introduction to The Hirtle Callaghan Trust
                                                ------------------------------------------

A Summary of the risks, past performance        Fund Descriptions, Risk Factors, Performance &
and fees of each Portfolio                      ----------------------------------------------
                                                Shareholder Expenses
                                                --------------------
                                                  The Equity Portfolios
                                                    The Value Equity Portfolio
                                                    The Growth Equity Portfolio
                                                    The Small Capitalization Equity
                                                     Portfolio
                                                    The International Equity
                                                     Portfolio
                                                  The Income Portfolios
                                                    The Intermediate Term Municipal
                                                     Bond Portfolio
                                                    The Fixed Income Portfolio
                                                    The High Yield Bond Portfolio
                                                    The Fixed Income II Portfolio

An overview of securities that may be           Investment Risks and Strategies
purchased, investment techniques that may be    --------------------------------
used and the risks associated with them

A look at the people and organizations          Management of the Trust
responsible for the investments and             -----------------------
operation of the Trust's Portfolios                 Hirtle Callaghan & Co., Inc.
                                                    Specialist Managers

Your guide to an account in The                 Shareholder Information
Hirtle Callaghan Trust                          -----------------------
                                                    Purchases and Redemptions
                                                    Shareholder Reports and
                                                    Inquiries Dividends and
                                                    Distributions Federal Taxes

Selected Per Share Information                  Financial Highlights
                                                --------------------

                                                For More Information
                                                --------------------

Introduction to The Hirtle Callaghan Trust
================================================================================

The Trust offers both equity-oriented and fixed income investments.

Portfolio management is provided by Specialist Managers seeking securities whose long-term economic value is not reflected in current market prices.

By "Top-down investing," we mean that investment selections are made with a view to tracking the risk, capitalization and industry characteristics of a "benchmark index" either by replicating the benchmark index - an Index Strategy
- or identifying industries and market sectors that may offer investment opportunities before analyzing information relating to specific issuers.

By "Bottom-up investing," we mean seeking investment opportunities by analyzing fundamental information about a company - factors such as earnings and sales, product lines and the ability of the company's management.

A "benchmark index" is an independently compiled index of securities that may serve as a performance standard or a proxy for asset allocation purposes.

Your investment in any Portfolio of the Trust involves a risk that you will lose money on your investment.

The Hirtle Callaghan Trust (the "Trust") offers eight separate investment portfolios (each a "Portfolio"). Of these, four - The Equity Portfolios - invest primarily in equity securities. The remaining four portfolios - The Income Portfolios - invest primarily in fixed income securities. Hirtle Callaghan & Co., Inc. serves as the overall sponsor and investment adviser to the Trust, monitoring the performance of the individual Portfolios and advising the Trust's Board of Trustees. Day-to-day investment decisions are made for the Portfolios by one or more independent money management organizations - the Specialist Managers. Each of the Portfolios is designed to operate on a "multi-manager" basis. This means that each of the Trust's Portfolios may be managed by more than one Specialist Manager. The multi-manager structure of the Portfolios is designed to combine a bottom-up stock selection philosophy with a more quantitative top-down investment approach.

There are two basic risks to which all mutual funds, including each of the Portfolios of the Trust, are subject. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies. This is referred to as "market risk." The second risk common to all mutual fund investments is "management risk" - the risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

Investment in a multi-manager portfolio also involves other risks. One of these, which we refer to here as "multi-manager risk," is the risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments; (b) pair Specialist Managers that have complementary investment styles; or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. Moreover, a multi-manager portfolio may, under certain circumstances, incur costs that might not occur in a portfolio that is served by a single Specialist Manager. For example, one Specialist Manager may sell a security that is to be purchased by another Specialist Manager for the same Portfolio or a Portfolio may experience a higher portfolio turnover (e.g., over 100%/year) in the event that one Specialist Manager is replaced by another. In either circumstance, higher transaction costs are likely to result and will reduce total return.


"Sector risk" may also affect your investment in a multi-manager portfolio. Sector risk is the risk that investors in a particular market sector (e.g., technology or financial services) may be adversely affected by economic trends, new technologies, regulatory developments or other factors that affect companies in that sector. For example, as of the date of this Prospectus, a substantial proportion of the companies represented in the benchmark indexes for the Equity Portfolios may be considered "technology companies." As a result, these indexes may be disproportionately affected by negative developments in the technology sector. Portfolios that seek to track or replicate such an index would likely be similarly affected. A more detailed discussion of this matter appears later in this Prospectus under the heading "Investment Risks and Strategies."



Depending on the investments made by an individual Portfolio and the investment strategies and techniques used by its Specialist Manager(s), a Portfolio may be subject to additional risks. On the following pages you will find a Portfolio-by-Portfolio summary of the investment policies and risks of each Portfolio of the Trust, illustrations of the past performance of the individual Portfolios and the expenses that you will bear as a shareholder of each Portfolio. A more detailed discussion of investment risks appears later in this Prospectus under the heading "Investment Risks and Strategies."

Fund Description and Risk Factors - The Value Equity Portfolio
================================================================================

Investment Objective. The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income. The Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities.

Principal Investment Strategies. The Portfolio is designed to implement a value-oriented investment approach. This means that the market price of the securities acquired for the Portfolio can be expected to be lower than might be expected based on the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. In general, value-oriented funds such as The Value Equity Portfolio may appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of the share-price fluctuations typical in growth-oriented funds. It is anticipated that many of the common stocks in which the Portfolio invests will be dividend paying issues. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. It is expected that, under normal circumstances, the Portfolio will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities and the actively managed portion of the Portfolio will represent approximately 60% of the Portfolio's assets. Up to 15% of the total assets of this portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, that are convertible into common stock. Up to 20% of the total assets of this portion of the Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with its investment policies, the Portfolio's "active manager" may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Higher transaction costs will reduce total return. The remaining portion of the Portfolio is managed using a "passive" or "index" investment approach in that it is designed to replicate the composition of the Portfolio's benchmark index. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use "derivative instruments" in order to gain market exposure pending investment or, in furtherance of its active investment approach, to hedge against fluctuations in market price of the securities in which the Portfolio invests. Such instruments include option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRs") and similar instruments.

Specialist Managers. Institutional Capital Corporation ("ICAP") and SSgA Funds Management, Inc. ("SSgA") currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.

The ICAP Investment     ICAP adheres to a value-oriented, fundamental investment
Selection Process       style. Its investment process involves three key
                        components: valuation, identification of a "catalyst" and research. First, ICAP uses its proprietary valuation models to identify, from a universe of approximately 450 well established large- and mid-capitalization companies, those companies that ICAP believes offer the best values relative to this universe. From these undervalued companies, ICAP eliminates stocks that exhibit deteriorating earnings trends. Next, ICAP looks beyond traditional measures of value to find companies where ICAP believes there exists a catalyst for positive change. The catalyst can be thematic (e.g., consolidation of the banking industry), something that would benefit a number of companies (e.g., new technologies or product markets), or an event that is company specific (e.g., a corporate restructuring or the introduction of a new product). An integral part of ICAP's disciplined process is communication with the top management at each of these companies and, often, the customers, competitors and suppliers of these companies.
                        ICAP continuously monitors each security and, generally, will consider selling a security if ICAP believes that the price target established by ICAP for the security involved has been achieved, the catalyst is no longer a factor for positive change or another stock offers greater opportunity for appreciation.

The SSgA Investment     In selecting investments for that portion of the
Selection Process       Portfolio allocated to it, SSgA adheres to a  strict
                        "passive" or "indexing" investment approach that is designed to replicate the Russell 1000(R) Value Index, both in terms of the companies represented in the Russell 1000 Value Index and the weighting of each such company in that index. This investment approach is designed to track the performance (before expenses) of the Russell 1000 Value Index. The Russell 1000 Value
                        Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000 Value Index appears later in this Prospectus under the heading "Investment
                        Risks and Strategies - About Benchmarks and Index
                        Investing."

================================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Equity Market Risk - The market value of an equity security and the equity markets in general can be volatile.

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Foreign Currency Risk - Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

..    Interest Rate Risk - Convertible securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

..    Index Risk - A passive investment approach gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index in exchange for the assurance that losses experienced in a falling market will be no greater than those experienced by the market as a whole (before taking into account investment expenses, such as brokerage expenses). An index strategy may also include sector risk (see "Investment Risks and Strategies - About Sector Risk" later in this Prospectus).

..    Credit Risk - Convertible securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

..    Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

..    Mid-Cap Risk - Although the Portfolio's benchmark index is considered an indicator of the performance of large capitalization stocks, the index does include "mid-cap" issuers, and the Portfolio may invest in these companies. These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $2 billion and $8 billion would likely be included in the "mid-cap" range.


..    Value Investing Risk - An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, investing in value stocks may produce more modest gains than investing in more growth-oriented stocks.

Performance and Shareholder Expenses - The Value Equity Portfolio
================================================================================

The chart and table below show how The Value Equity Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on August 25, 1995. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the Russell 1000(R) Value Index, a widely recognized, unmanaged index of common stocks. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.


                   Year-by-Year Total Returns as of 12/31*

                                    [CHART]

                             1996        21.24%
                             1997        30.87%
                             1998         9.15%
                             1999        10.89%
                             2000         6.20%
                             2001        -3.11%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was -26.01%.

------------------------------------------------------------------------------
                  Best quarter:  2/nd/ Qtr. 1997    15.52%
                  Worst quarter: 3/rd/ Qtr. 1998   -14.69%
------------------------------------------------------------------------------




                          Average Annual Total Returns
                       (for the periods ending 12/31/01)

                            One       Five         Since
                            Year     Years       Inception
                            ----     ------      ---------
Value Equity
- Before Taxes             -3.11%    10.26%        12.94%
- After Taxes
   on Distributions        -3.69%     7.82%        10.36%
- After Taxes
   on Distributions
   and Sale of
   Portfolio Shares        -1.86%     7.47%         9.67%

Russell 1000
Value Index                -5.59%    11.13%        13.94%


After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ...............   None
Maximum Redemption Fee ..............   None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees .....................   0.27%

Other Expenses ......................   0.15%
Total Portfolio
Operating Expenses ..................   0.42%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                    1   Year ..............   $ 43
                    3   Years .............   $135
                    5   Years .............   $235
                    10  Years .............   $530

Fund Description and Risk Factors - The Growth Equity Portfolio
================================================================================

Investment Objective. The investment objective of The Growth Equity Portfolio is to provide capital appreciation, with income as a secondary consideration. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities.

Principal Investment Strategies. The Portfolio is designed to implement a growth-oriented investment approach. "Growth investing" means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. As a growth-oriented investment, the Portfolio may appeal to investors willing to accept more share-price fluctuation than may be the case for The Value Equity Portfolio in exchange for the potential for greater increases in share prices. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. A portion of the Portfolio is managed in accordance with an "active management" approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. It is expected that, under normal circumstances, the Portfolio will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities, and the actively managed portion of the Portfolio will represent approximately 60% of the Portfolio's assets. Up to 15% of the total assets of this portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, that are convertible into common stock. Up to 20% of the total assets of this portion of the Portfolio may also be invested in securities issued by non-U.S. companies. Consistent with its investment policies, the Portfolio's "active manager" may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Higher transaction costs will reduce total return. The remaining portion of the Portfolio is managed using a "passive" or "index" investment approach in that it is designed to replicate the composition of the Portfolio's benchmark index. Consistent with their respective investment styles, the Portfolio's Specialist Managers may use "derivative instruments" in order to gain market exposure pending investment or, in furtherance of its active investment approach, to hedge against fluctuations in market price of the securities in which the Portfolio invests. Such instruments include option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRs") and similar instruments.

Specialist Managers. Jennison Associates LLC ("Jennison") and SSgA currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.

The Jennison Investment     Jennison selects stocks on a  company-by-company
Selection Process           basis using fundamental analysis. This bottom-up
                            approach emphasizes companies that are experiencing some or all of the following: above-average revenues and earnings per share, growth, improving profitability and/or strong market position. Often, companies selected for investment are believed by Jennison to have superior management, unique marketing competence, strong research and development and financial discipline. Generally,
                            Jennison will consider selling a security if Jennison believes that the earnings or growth potential initially identified by Jennison has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The SSgA Investment         In selecting investments for that portion of the
Selection Process           Portfolio allocated to it, SSgA adheres to a strict
                            "passive" or "indexing" investment approach that is designed to replicate the Russell 1000(R) Growth
                            Index, both in terms of the companies represented in the Russell 1000 Growth Index and the weighting of each such company in that index. This investment approach is designed to track the performance
                            (before expenses) of the Russell 1000 Growth Index.
                            The Russell 1000 Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000 Growth Index appears later in this Prospectus under the heading "Investment Risks and Strategies - About Benchmarks and Index Investing."

================================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Equity Market Risk - The market value of an equity security and the equity markets in general can be volatile.

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Foreign Currency Risk - Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

..    Interest Rate Risk - Convertible securities are subject to the risk that, if interest rates rise, the value of income-producing securities may experience a corresponding decline.

..    Index Risk - A passive investment approach gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index in exchange for the assurance that losses experienced in a falling market will be no greater than those experienced by the market as a whole (before taking into account investment expenses, such as brokerage expenses). An index strategy may also include sector risk (see "Investment Risks and Strategies - About Sector Risk" later in this Prospectus).

..    Credit Risk - Convertible securities are subject to the risk that the issuing company may fail to make principal and interest payments when due.

..    Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

..    Mid-Cap Risk - Although the Portfolio's benchmark index is considered an indicator of the performance of large capitalization stocks, the index does include "mid-cap" issuers, and the Portfolio may invest in these companies. These companies may have more limited financial resources, markets and depth of management than larger companies. As of the date of this Prospectus, companies with a market capitalization of between $2 billion and $8 billion would likely be included in the "mid-cap" range.

..    Growth Investing Risk - An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Performance and Shareholder Expenses - The Growth Equity Portfolio
================================================================================

The chart and table below show how The Growth Equity Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on August 8, 1995. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the Russell 1000(R) Growth Index, a widely recognized, unmanaged index of common stocks. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                                     [CHART]

                            1996           20.11%
                            1997           28.04%
                            1998           32.54%
                            1999           42.16%
                            2000          -20.39%
                            2001          -19.34%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was -33.37%.

------------------------------------------------------------------------------
                  Best quarter:  4/th/ Qtr. 1998   28.16%
                  Worst quarter: 3/rd/ Qtr. 2001  -20.16%
------------------------------------------------------------------------------


                        Average Annual Total Returns
                        (for the periods ending 12/31/01)

                             One       Five         Since
                             Year      Years      Inception
                             -----     -----      ---------
Growth Equity
- Before Taxes             -19.34%      9.15%       10.60%
- After Taxes
   on Distributions        -19.45%      6.44%        8.39%
- After Taxes
   on Distributions
   and Sale of
   Portfolio Shares        -11.78%      7.18%        8.55%

Russell 1000
Growth Index               -20.42%      8.27%       11.46%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ..............  None
Maximum Redemption Fee .............  None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees ....................  0.25%

Other Expenses .....................  0.15%
Total Portfolio
Operating Expenses .................  0.40%


Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                         1   Year ...........   $ 41
                         3   Years ..........   $128
                         5   Years ..........   $224
                         10  Years ..........   $505

Fund Description and Risk Factors - The Small Capitalization Equity Portfolio
================================================================================

Investment Objective. The investment objective of The Small Capitalization Equity Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of smaller companies.

Principal Investment Strategies. Companies in which the Portfolio may invest are those which, in the view of one or more of the Portfolio's Specialist Managers, have demonstrated, or have the potential for, strong capital appreciation due to the position of these companies in their markets relative to their competitors or target markets, or relative market position anticipated earnings, changes in management or other factors. Under normal market conditions, at least 80% of the Portfolio's assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of "small-cap" issuers. As of the date of this Prospectus, companies with capitalizations of between $250 million and $1.5 billion at the time of purchase, and companies that are in the Russell 2000(R) Index (without regard to their market capitalization), are considered small-cap issuers. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Higher transaction costs will reduce total return. The Portfolio may engage in transactions involving "derivative instruments" - option or futures contracts, Standard & Poor's Depositary Receipts (referred to as "SPDRs") and similar instruments - in order to hedge against fluctuations in market price of the securities in which the Portfolio primarily invests.

Specialist Managers. Frontier Capital Management Company ("Frontier"), Geewax Terker & Co. ("Geewax") and Sterling Johnston Capital Management ("Sterling Johnston") currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.

The Frontier Investment   Frontier seeks to identify companies with unrecognized
Selection Process         earning potential. Factors that may be relevant in the
                          process include earnings per share, growth and price appreciation. Frontier's investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings.
                          Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized;
                          the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The Geewax Investment     Geewax adheres to a top-down quantitative investment
Selection Process         philosophy. In selecting investments for the
                          Portfolio, Geewax uses a proprietary valuation system to identify those market sectors and industries that Geewax believes have good prospects for growth. Geewax then conducts an in-depth analysis of the market capitalization, cash flow, earnings and revenues and other financial characteristics of individual companies within those sectors or industries.
                          Decisions with respect to both the purchase and disposition of securities are made using a variety of proprietary quantitative techniques and with a view to maintaining risk, capitalization and industry characteristics similar to the Russell 2000(R) Value
                          Index.

The Sterling Johnston     Sterling Johnston's investment objective is to create
Investment Selection      a portfolio of aggressive small cap growth companies
Process                   that can generate superior risk-adjusted rates of
                          return over a full market cycle. Sterling Johnston's process emphasizes investment in emerging growth companies that are identified through a disciplined process involving bottom-up fundamental research.
                          Factors considered in this process include demonstrated accelerating earnings, strong and improving financial characteristics, strong company and industry relative price strength and low institutional ownership/sponsorship. Current holdings are carefully monitored in an effort to assure that each continues to meet such investment criteria.
                          Stocks will be considered for sale when the factors underlying the initial investment decision are no longer positive factors, there is a decline or anticipated decline in relative value, or there is a decline in relative price strength and/or there is a decline in relative sector strength.

Fund Description and Risk Factors - The Small Capitalization Equity Portfolio (continued)
=============================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

.. Equity Market Risk - The market value of an equity security and the equity markets in general can be volatile.

.. Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

.. Small Cap Risk - Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies. As of the date of this Prospectus, companies with a market capitalization of at least $250 million but less than $1.5 billion at the time of purchase would likely be included in the "small-cap" range.

Performance and Shareholder Expenses - The Small Capitalization Equity Portfolio
================================================================================

The chart and table below show how The Small Capitalization Equity Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on September 5, 1995. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the Russell 2000(R) Index, a widely recognized, unmanaged index of small capitalization stocks. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                                    [CHART]

                                  1996  26.47%
                                  1997  19.00%
                                  1998  -4.08%
                                  1999  24.70%
                                  2000   2.75%
                                  2001  -2.62%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was -29.32%.

--------------------------------------------------------------------------------
                  Best quarter:    4/th/ Qtr. 1998   20.91%
                  Worst quarter:   3/rd/ Qtr. 2001  -21.20%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                        (for the periods ending 12/31/01)

                                                   One     Five     Since
                                                   Year   Years   Inception
                                                   ----   -----   ---------
Small Cap Equity
- Before Taxes                                    -2.62%   7.33%     9.72%
- After Taxes on Distributions                    -2.67%   5.47%     8.01%
- After Taxes on Distributions and Sale of
  Portfolio Shares                                -1.59%   5.39%     7.46%

Russell 2000
Index                                              2.49%   7.52%     9.15%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Performance and Shareholder Expenses - The Small Capitalization Equity Portfolio (continued)
================================================================================

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ..................    None
Maximum Redemption Fee .................    None

Annual Operating Expenses*
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees ........................    0.55%

Other Expenses .........................    0.15%
Total Portfolio
Operating Expenses .....................    0.70%

* The figures shown reflect the total management fees payable by the Portfolio, including the maximum positive performance adjustment to which Sterling Johnston may be entitled under certain performance fee arrangements. Absent any positive performance adjustment, Management Fees would be 0.45% and Total Portfolio Operating Expenses would be 0.60%. A full description of the performance fee arrangement appears later in this Prospectus under the heading "Management of the Trust - Specialist Managers."


Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


       1  Year .............   $ 72
       3  Years ............   $224
       5  Years ............   $390
      10  Years ............   $871

Fund Description and Risk Factors - The International Equity Portfolio
================================================================================

Investment Objective. The investment objective of The International Equity Portfolio is to maximize total return, consisting of capital appreciation and current income, by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Under normal market conditions, at least 80% of the Portfolio's assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities of issuers located in at least three countries other than the United States.

Principal Investment Strategies. The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index"). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving "derivative instruments" - forward foreign currency exchange contracts, option or futures contracts or similar instruments - in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Higher transaction costs will reduce total return.

Specialist Managers. Capital Guardian Trust Company ("CapGuardian") and Artisan Partners Limited Partnership ("Artisan") currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.


The CapGuardian        CapGuardian's selection process emphasizes individual
Investment Selection   stock selections, with a focus on industries and market
Process                sectors represented in the MSCI EAFE Index rather than
                       country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this "core" investment focus and based on the analysis by one or more of CapGuardian's individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid; or the individual portfolio manager identifies a more attractive situation. Those principles traditionally associated with "growth" or "value" investing are of only secondary importance in the CapGuardian investment process.


The Artisan            In selecting investments for the Portfolio, Artisan
Investment             employs a bottom-up investment process to construct a
Selection Process      diversified portfolio of international growth companies
                       of all market capitalizations, concentrating on industries or themes that Artisan believes present accelerating growth prospects and companies Artisan thinks are well positioned to capitalize on that growth.
                       The portfolio has a primary emphasis on developed markets but also invests in emerging markets and is constructed without regard to index weightings. Artisan identifies investment themes and growth industries from a variety of sources, including empirical observation, extrapolation from trends in the United States or successful investments in the portfolio or company visits, analyst meetings or other aspects of Artisan's research process.
                       The investment team conducts its own fundamental analysis of each potential investment, looking for well-managed companies focused on increasing shareholder value, with sustainable growth prospects, reasonable valuations, and dominant or increasing market shares or direct exposure to an identified theme. Company visits are a key component of Artisan's investment process for the Portfolio, providing an opportunity to develop an understanding of a company, its management and their current and future strategic plans. Company visits also provide an opportunity to identify, validate or disprove an investment theme. Artisan places particular emphasis on researching well-managed companies with dominant or increasing market shares that Artisan believes may lead to sustained earnings growth, and pays careful attention to valuation relative to a company's market or global industry in choosing investments for the portfolio.
                       Securities purchased are generally those believed to offer the most compelling potential earnings growth relative to their valuation.

Fund Description and Risk Factors - The International Equity Portfolio
(continued)
================================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Equity Market Risk - The market value of an equity security and the equity markets in general can be volatile.

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Foreign Currency Risk - Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

..    Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

..    Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such the United States, Canada and those included in the MSCI EAFE Index.

Performance and Shareholder Expenses - The International Equity Portfolio
================================================================================

The chart and table below show how The International Equity Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on August 17, 1995. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the MSCI EAFE(R) Index. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                                    [CHART]

                                1996      13.85%
                                1997       5.52%
                                1998      15.57%
                                1999      29.77%
                                2000     -17.32%
                                2001     -15.91%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was -21.93%.

--------------------------------------------------------------------------------
                   Best quarter:  4/th/ Qtr. 1999   23.39%
                   Worst quarter: 3/rd/ Qtr. 2001  -14.99%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                        (for the periods ending 12/31/01)

                                            One           Five           Since
                                            Year          Years        Inception
                                            ----          -----        ---------
International Equity
- Before Taxes                             -15.91%         1.93%         4.73%
- After Taxes on Distributions             -16.20%        -0.14%         2.66%
- After Taxes on Distributions
   and Sale of Portfolio Shares             -9.68%         1.02%         3.21%

MSCI EAFE
Index                                      -21.21%         1.17%         2.23%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Performance and Shareholder Expenses - The International Equity Portfolio (continued)
================================================================================

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges .......................  None
Maximum Redemption Fee ......................  None

Annual Operating Expenses*
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees .............................   0.75%

Other Expenses ..............................   0.26%
Total Portfolio
Operating Expenses ..........................   1.01%

* The figures shown reflect the total management fees payable by the Portfolio, including the maximum positive performance adjustment to which Artisan and CapGuardian may be entitled under certain performance fee arrangements. Absent any positive performance adjustment, Management Fees would be 0.45% and Total Portfolio Operating Expenses would be 0.71%. A full description of these performance fee arrangements appears later in this Prospectus under the heading "Management of the Trust - Specialist Managers."

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                      1 Year ..................  $  103
                      3 Years .................  $  322
                      5 Years .................  $  558
                     10 Years .................  $1,236

Fund Description and Risk Factors - The Intermediate Term Municipal Bond
Portfolio
================================================================================

Investment Objective. The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called "private activity bonds" are referred to as "Municipal Securities."

Principal Investment Strategies. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. In order to maintain liquidity or in the event that the Portfolio's Specialist Manager believes that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years.

Specialist Manager. Deutsche Asset Management, Inc. ("Deutsche") currently provides portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Manager appears later in this Prospectus.

The Deutsche        In selecting securities for investment by the Portfolio,
Investment          Deutsche generally uses a bottom-up approach. This approach
Selection Process   focuses on individual security selection rather than relying on interest rate forecasts. Deutsche's analytic process involves assigning a relative value, based on creditworthiness, cash flow and price, to each bond. Credit analysis is then used to determine the issuer's ability to fulfill its obligations. By comparing each bond to a U.S.
                    Treasury instrument, Deutsche then seeks to identify whether the market price of the bond is an accurate reflection of its intrinsic value. Municipal Securities may be undervalued for a variety of reasons, such as market inefficiencies relating to lack of market information about particular securities and sectors, supply and demand shifts and lack of market penetration by some issuers. In the event any security held by the Portfolio is downgraded below the Portfolio's authorized rating categories, Deutsche will review the security and determine whether to retain or dispose of that security.

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Interest Rate Risk - One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.


..    Prepayment Risk - When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

..    Extension Risk - These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline. Further information about extension and prepayment risks appear later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

..    Credit Risk - An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

..    AMT Risk - There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax. If the Portfolio's holdings of such securities is substantial and you are subject to this tax, a substantial portion of any income you receive as a result of your investment in the Portfolio will be subject to this tax. Moreover, the Portfolio may invest up to 20% of its net assets in taxable securities, income from which is subject to regular Federal income tax

Performance and Shareholder Expenses - The Intermediate Term Municipal Bond Portfolio
================================================================================

Performance. The chart and table below show how The Intermediate Term Municipal Bond Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on July 1, 1998. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the Lehman Brothers 5-Year Government Obligations Index ("Lehman 5-Year G.O. Index"). All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                                    [CHART]

            1999                            -1.02%
            2000                             8.68%
            2001                             5.30%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, One Since however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was 7.61%.

-----------------------------------------------------------------------------
                       Best quarter:  4/th/ Qtr. 2000   3.03%
                       Worst quarter: 2/nd/ Qtr. 1999  -1.20%
-----------------------------------------------------------------------------

                          Average Annual Total Returns
                        (for the periods ending 12/31/01)

                                           One               Since
                                           Year            Inception
                                           ----            ---------
Intermediate Term
Municipal Bond
- Before Taxes                             5.30%             4.45%
- After Taxes
   on Distributions                        5.30%             4.45%
- After Taxes
   on Distributions
   and Sale of
   Portfolio Shares                        5.11%             4.51%

Lehman 5-Year
G.O. Index                                 5.98%             5.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ......................  None
Maximum Redemption Fee .....................  None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees ............................  0.31%

Other Expenses .............................  0.13%
Total Portfolio
Operating Expenses .........................  0.44%


Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


           1   Year ................ $45
           3   Years ............... $141
           5   Years ............... $246
           10  Years ............... $555

Fund Description and Risk Factors - The Fixed Income Portfolio
================================================================================

Investment Objective. The investment objective of The Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of intermediate-term fixed income securities, but may purchase securities with any stated maturity.

Principal Investment Strategies. The Portfolio will invest, under normal circumstances, at least 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities of all types. These securities, which may be issued by corporations, banks, government agencies or other issuers, may have fixed, floating or variable rates of interest or include put features that afford their holders the right to sell the security at face value prior to maturity. From time to time, a substantial portion of the Portfolio may be invested in mortgage-backed or asset-backed issues. Investments in U.S. dollar denominated securities of non-U.S. issuers will not exceed 25% of its total assets. Under normal conditions the Portfolio may hold up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio invests primarily in fixed income securities that, at the time of purchase, are either rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its total assets in fixed income securities that are rated in the fourth highest category or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Higher transaction costs will reduce total return.

Specialist Manager. Deutsche currently provides portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Manager appears later in this Prospectus.

The Deutsche Investment          In selecting securities for investment by the
Selection Process                Portfolio, Deutsche generally uses a bottom-up
                                 approach. This approach focuses on individual security selection rather than relying on interest rate forecasts. Deutsche's analytic process involves assigning a relative value, based on creditworthiness, cash flow and price, to each bond. Credit analysis is then used to determine the issuer's ability to fulfill its obligations. By comparing each bond to a U.S.
                                 Treasury instrument, Deutsche then seeks to identify whether the market price of the bond is an accurate reflection of its intrinsic value. Fixed income securities may be undervalued for a variety of reasons, such as market inefficiencies relating to lack of market information about particular securities and sectors, supply and demand shifts and lack of market penetration by some issuers. In the event any security held by the Portfolio is downgraded below the Portfolio's authorized rating categories, Deutsche will review the security and determine whether to retain or dispose of that security.

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Interest Rate Risk - One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

..    Credit Risk - An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the fixed income securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

================================================================================

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Prepayment Risk - When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

..    Extension Risk - These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline. Further information about extension and prepayment risks appears later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

Performance and Shareholder Expenses - The Fixed Income Portfolio
================================================================================

Performance. The chart and table below show how The Fixed Income Portfolio has performed and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each full calendar year since the Portfolio's inception on July 1, 1998. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate Bond Index"). All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*

                                    [CHART]

                            1999            -1.19%
                            2000            12.33%
                            2001             8.98%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was 8.35%.

--------------------------------------------------------------------------------
                  Best quarter:  3/rd/ Qtr. 2001   4.90%
                  Worst quarter: 2/nd/ Qtr. 1999  -0.85%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                        (for the periods ending 12/31/01)

                                                       One         Since
                                                      Year       Inception
                                                      ----       ---------
Fixed Income
- Before Taxes                                        8.98%          6.94%
- After Taxes on Distributions                        6.37%          4.26%
- After Taxes on Distributions and Sale of
  Portfolio Shares                                    5.45%          4.20%

Lehman Aggregate Bond Index                           8.42%          6.71%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

================================================================================

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ...................................   None
Maximum Redemption Fee ..................................   None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees .........................................   0.31%

Other Expenses ..........................................   0.13%
Total Portfolio
Operating Expenses ......................................   0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on those assumptions, your cost would be:

 1 Year .................................................   $ 45
 3 Years ................................................   $141
 5 Years ................................................   $246
10 Years ................................................   $555

Fund Description and Risk Factors - The High Yield Bond Portfolio
================================================================================

Investment Objective. The investment objective of The High Yield Bond Portfolio is to achieve above-average total return over a market cycle of three to five years. The Portfolio seeks to achieve this objective by investing in high yield securities (commonly referred to as "junk bonds").

Principal Investment Strategies. The Portfolio, under normal circumstances, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in high yield securities ("junk bonds"). These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of a Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks noted below and more fully discussed later in this Prospectus and in the Trust's Statement of Additional Information. The Portfolio may also acquire other fixed income securities, including U.S. government securities, investment grade corporate bonds and, to a limited extent, foreign fixed income, mortgage-backed or asset-backed securities. Under normal conditions, the Portfolio may hold up to 20% of its assets in cash or money market instruments in order to maintain liquidity or in the event that a Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities. Such sales may result in capital gains to the Portfolio (e.g., during periods of declining interest rates or in the event that the rating assigned to a particular security is upgraded). Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100%/year) will cause the Portfolio to incur additional transaction costs; and higher transaction costs will reduce total return. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving "derivative instruments" both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The performance benchmark for this Portfolio is the Credit Suisse First Boston High Yield Index ("CSFB High Yield Index"), an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

Specialist Managers. Morgan Stanley Investments LP ("MSI"), formerly Miller, Anderson & Sherrerd, LLP, and W.R. Huff Asset Management Co., L.L.C. ("Huff") currently provide portfolio management services to this Portfolio. Huff commenced portfolio management services on July 1, 2002, and prior to such date, MSI was the Portfolio's sole Specialist Manager. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.

 The MSI Investment              MSI uses both equity valuation (e.g., analysis
 Selection Process               of factors such as earnings, sales and ability
                                 of management) and fixed income valuation techniques (e.g., credit analysis). Using these techniques, together with analyses of economic and industry trends, MSI determines the Portfolio's overall structure, sector allocation and desired maturity. MSI emphasizes securities of companies that it believes have strong industry positions and favorable outlooks for cash flow and asset values. MSI conducts a credit analysis for each security considered for investment to evaluate the attractiveness of the extra yield offered by that security relative to higher rated securities and relative to the level of risk it presents. MSI may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities and/or to realize capital gains.


 The Huff Investment             The Huff strategy is based on income
 Selection Process               generation, capital appreciation and
                                 preservation of capital. In making investment decisions with respect to high yield securities, Huff relies upon exhaustive fundamental research and careful credit analysis in an effort to identify issuers with the ability to meet their obligations and the potential to improve their overall financial health. The security selection process is grounded on a "bottom-up" research technique, with a secondary focus on sector and industry selection. For each security under consideration, a horizon analysis is prepared, with a view to projecting the total anticipated return and taking into account anticipated income generation and capital appreciation.
                                 Huff adheres to a strong sell discipline and will not maintain a lagging position on a hope of improved performance. Huff will effect a sale if the security's future total return becomes less attractive relative to other securities (because much of the appreciation has been captured), the company begins to perform poorly, the industry outlook changes, management begins withholding information, or any other event occurs that changes the investment conclusion.

================================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Interest Rate Risk - One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

..    Extension Risk - These securities are also subject to Prices of these securities will rise and fall primarily the risk that payment on the loans underlying the in response to changes in the issuer's financial health, securities held by the Portfolio will be made more slowly although changes in market interest rates also will when interest rates are rising. This could cause the affect prices. Junk bonds may also experience reduced market value of the securities to decline.

..    Prepayment Risk - When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment. Further information about extension and prepayment risk appears later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

..    Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

..    Credit Risk - An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the fixed income securities will decline because of a market perception that the issuer may not make payments on time. Credit risk is greater for lower quality fixed income securities and "junk bonds."

..    Junk Bond Risk - Junk bonds are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes the issuer's financial health, although changes in narket interest rates also will effect prices. Junk bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. Further information about the risks associated with such securities appears later in this Prospectus under the heading "Investment Risks and Strategies - Risk Factors Relating to High Yield or "Junk" Bonds."

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Foreign Currency Risk - Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

..    Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such the United States, Canada and those included in the MSCI EAFE Index.

Performance and Shareholder Expenses - The High Yield Bond Portfolio
================================================================================

Performance. The chart and table below show how The High Yield Bond Portfolio has performed during the past calendar year. The bar chart shows returns on a before-tax basis. The table accompanying the bar chart compares the Portfolio's performance since its inception on September 26, 2000, on a before and after-tax basis, to that of the CSFB High Yield Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*


                                    [CHART]

                              2001        -4.34%

 * Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was -10.70%.

--------------------------------------------------------------------------------
                        Best quarter:  4/th/ Qtr. 2001   4.73%
                        Worst quarter: 3/rd/ Qtr. 2001  -7.16%
--------------------------------------------------------------------------------



                                     Average Annual Total Returns
                                   (for the periods ending 12/31/01

                                              One           Since
                                              Year        Inception
                                              ----        ---------
High Yield Bond
-Before Taxes                                -4.34%         -9.35%
-After Taxes on Distributions                -8.23%        -13.29%
-After Taxes on Distributions and Sale
 of Portfolio Shares                         -2.57%         -9.26%

CSFB High Yield Index                         5.78%          0.34%


After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns show are not relevant to investors who had hold portfolio shares through tax-deferred arrangements, such as qualified retirement plans.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)
Maximum Sales Charges ..................................   None
Maximum Redemption Fee .................................   None

Annual Operating Expenses+
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)

Management Fees ........................................   0.49%

Other Expenses .........................................   0.15%
Total Portfolio
Operating Expenses .....................................   0.64%


+ Restated to reflect current fees payable to the Specialist Managers. As of July 1, 2002, Huff became an additional Specialist Manager for The High Yield Bond Portfolio. Under its Agreement with the Trust, Huff is entitled to receive compensation, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.50%. Prior to July 1, 2002, MSI served as the sole Specialist Manager for the Portfolio at an annual rate of 0.375% of the average daily net assets of the Portfolio. The figures shown reflect the Annual Operating Expenses that would have been experienced by the Portfolio had Huff also served as a Specialist Manager of the Portfolio during the fiscal year ended June 30, 2002, and assets were allocated equally between MSI and Huff during such period. Further information is available in the Trust's Statement of Additional Information.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:


                    1  Year ........................  $ 65
                    3  Years .......................  $205
                    5  Years .......................  $357
                    10 Years .......................  $798

Fund Description and Risk Factors - The Fixed Income II Portfolio
================================================================================

Investment Objective. The investment objective of The Fixed Income II Portfolio is to achieve above-average total return over a market cycle of three to five years. The Portfolio seeks to achieve this objective by investing primarily in fixed income securities, including U.S. government securities, investment grade corporate bonds and mortgage-backed or asset-backed securities.

Principal Investment Strategies. The Portfolio, under normal circumstances, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of a Specialist Manager, deemed to be of comparable quality. The Portfolio may invest more than 50% of its total assets in mortgage-backed securities. Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities ("junk bonds") and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that a Specialist Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. Consistent with its investment policies, the Portfolio may purchase and sell securities. Such sales may result in capital gain to the Portfolio (e.g., during periods of declining interest rates or in the event that the rating assigned to a particular security is upgraded). Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 300%/year), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving "derivative instruments" both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The performance benchmark for this Portfolio is the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index"), an unmanaged index of fixed income securities. Although there is no minimum or maximum maturity for any individual security, the Specialist Managers actively manage the interest rate risk of the Portfolio within a range relative to this benchmark.

Specialist Managers. MSI and BlackRock Advisors, Inc. ("BlackRock") currently provide portfolio management services to this Portfolio. Further information about this Portfolio's Specialist Managers appears later in this Prospectus.

The MSI Investment   MSI employs a value approach toward fixed income investing.
Selection Process    "Value investing" in this context means that the
                     Specialist Manager relies upon value measures to guide its investment decisions, such as the attractiveness of the extra yield offered by fixed income securities relative to the yield offered by U.S. Treasury issues. MSI seeks to identify relative attractiveness among corporate, mortgage and U.S. government securities and also may consider the attractiveness of non-U.S. dollar denominated issues relative to U.S. dollar denominated securities. MSI also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. As indicated above, the MSI portfolio management team selects individual securities based on their relative values, but may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities and/or to realize capital gains.

The BlackRock        BlackRock follows a value approach to fixed income
Investment           investing, evaluating the attractiveness of the extra yield
Selection Process    offered by fixed income securities relative to the yield
                     offered by U.S. Treasury issues. BlackRock selects from among corporate, mortgage and U.S. government securities and also may consider the attractiveness of non-U.S. dollar denominated issues relative to U.S. dollar denominated securities. BlackRock also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. BlackRock may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities and/or to realize capital gains.

================================================================================

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

..    Interest Rate Risk - One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

..    Extension Risk - These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

..    Prepayment Risk - When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-related and asset-backed securities are especially sensitive to prepayment. Further information about extension and prepayment risk appears later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

..    Derivative Risk - The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings "Investment Risks and Strategies - About Hedging Strategies" and "Investment Risks and Strategies - About Other Permitted Instruments."

..    Security Risk - The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instrument. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature.

..    Credit Risk - An investment in the Portfolio also involves the risk that the issuer of a security will not make principal or interest payments when they are due, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or "junk bonds."

..    Junk Bond Risk - Up to 20% of the Portfolio's assets may be invested in these securities. Junk bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer's financial health. Change in market interest rates also will affect prices. Junk bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. Further information about the risks associated with investments in junk bonds appears later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

..    Foreign Securities Risk - Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

..    Foreign Currency Risk - Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

..    Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such the United States, Canada and those included in the MSCI EAFE Index.

Performance and Shareholder Expenses - The Fixed Income II Portfolio
================================================================================

Performance. The chart and table below show how The Fixed Income II Portfolio has performed during the past calendar year. The bar chart shows returns on a before-tax basis. The table accompanying the bar chart compares the Portfolio's performance since its inception on September 26, 2000, on a before and after-tax basis, to that of the Lehman Aggregate Bond Index, an unmanaged index of fixed income securities that is widely recognized as an indicator of the performance of such securities. All of the information below - the bar chart, tables and example - assume the reinvestment of all dividends and distributions in shares of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

                     Year-by-Year Total Returns as of 12/31*


                                    [CHART]

                                2001     10.03%

* Results are shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's before-tax return for the period from January 1, 2002 through September 30, 2002 (non-annualized) was 5.92%.

--------------------------------------------------------------------------------
                   Best quarter:   1/st/ Qtr. 2001   3.69%
                   Worst quarter:  4/th/ Qtr. 2001   1.08%
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                        (for the periods ending 12/31/01)

                                                  One             Since
                                                  Year          Inception
                                                  ----          ---------
Fixed Income II
- Before Taxes                                    10.03%         10.95%
- After Taxeson Distributions                      6.09%          7.19%
- After Taxes on Distributions and Sale of
   Portfolio Shares                                6.05%          6.91%

Lehman Aggregate
Bond Index                                         8.42%         10.27%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.


Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges ........................  None
Maximum Redemption Fee .......................  None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)


Management Fees ..............................  0.32%


Other Expenses ...............................  0.15%
Total Portfolio
Operating Expenses ...........................  0.47%


Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                           1 Year ...............  $ 48
                           3 Years ..............  $151
                           5 Years ..............  $263
                          10 Years ..............  $591

Investment Risks and Strategies
================================================================================

The following is a summary of the types of investments that the Trust's Portfolios may make and some of the risks associated with such investments. A more extensive discussion appears in the Statement of Additional Information.

About Sector Risk. Because the investment selection processes followed by certain of the Specialist Managers that serve The Value Equity, The Growth Equity, The Small Capitalization and The International Equity Portfolios may be made with reference to industry and market sectors represented in the "benchmark index" for the Portfolio each serves, these Portfolios may hold a substantial position in one or more of the market sectors that are represented in that benchmark index. To the extent that market or regulatory developments that affect any such sector are negative and to the extent that the Portfolio in which you invest holds a substantial position in any such sector, the value of your investment in that Portfolio is also likely to be negatively affected. For example, as of the date of this Prospectus, a substantial proportion of the companies represented in these benchmark indexes may be considered to be "technology companies," and, as a result, these indexes may be disproportionately affected by developments in the technology sector. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, and competition from new market entrants. Changes in governmental policies and the need for regulatory approvals may also adversely affect the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

About Benchmarks and Index Investing. The benchmarks for The Value Equity, The Growth Equity and The Small Capitalization Equity Portfolios are the Russell 1000(R) Value Index, the Russell 1000(R) Growth Index, and the Russell 2000(R) Index, respectively. These indexes are among the 21 indexes produced by The Frank Russell Company ("Russell") and, like many of the indexes in this group, are based on the Russell 3000(R) Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market cap-weighted. During the second quarter of each year, Russell's U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual "reconstitution" re-ranks each company, establishing the year's new index membership. The newly adjusted index membership takes effect July 1, and remains in place until the following year's reconstitution process; each is reviewed and reconstituted each year. The Russell indexes referenced above include only common stocks incorporated in the United States and its territories.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index is designed to measure the performance of those companies included in the Russell 1000 Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which companies represent approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The largest company in the index had an approximate market capitalization of $1.3 billion.

The indexes noted above are used by the Board of Trustees and by Hirtle Callaghan & Co., Inc. as one standard against which to measure the performance of the Specialist Managers to whom assets of the various Equity Portfolios have been allocated. In addition, a portion of the assets of The Value Equity and The Growth Equity Portfolios (the "Index Accounts") are allocated to a Specialist Manager who is committed to investing assets allocated to it by the Board in a manner that replicates the appropriate benchmark index. This passive investment style is markedly different than traditional, investment techniques. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that are designed to replicate the performance of a selected stock index.

It is intended that the Index Accounts be invested in all of the securities included in the Russell 1000 Growth Index, in the case of The Growth Equity Portfolio, or the Russell 1000 Value Index, in the case of The Value Equity Portfolio; securities will be acquired in proportion to their weighting in the relevant index. Under certain circumstances, it may not be possible for an Index Account to acquire all securities included in the relevant index. This might occur, for example, in the event that an included security is issued by one of the Trust's Specialist Managers or if there is insufficient trading activity in an included security for any reason. To the extent that all securities included in the appropriate index cannot be purchased, the Specialist Manager will purchase a representative sample of other included securities in proportion to their weightings. It is anticipated that these investment methods will result in a close correlation between the performance of the Index Accounts and the

================================================================================

performance of the relevant index in both rising and falling markets, and every effort will be made to achieve a correlation of at least 0.95, before deduction of the expenses associated with the management of the respective Index Accounts and the Portfolio of which they are a part. A correlation of 1.00 would represent a perfect correlation between the performance of an Index Account and the relevant index. Investors should be aware, however, that while use of an index investment approach may limit an investor's losses (before expenses) to those experienced in the overall securities markets as represented by the relevant index, it is also the case that an investor gives up the potential to achieve return in rising markets in excess of the return achieved by the benchmark index.

About Equity Securities. The prices of equity and equity-related securities will fluctuate - sometimes dramatically - over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock; equity-related securities refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Small Company Risk. Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities. Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio's income.

Foreign Currency Risk. The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities. Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity's ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as "Brady Bonds," that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

================================================================================

Emerging Market Securities. Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors' ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities. Fixed income securities - sometimes referred to as "debt securities" - include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors - the type of instrument, the issuer and the payment terms will affect the volatility and the risk of loss associated with a particular fixed income issue. The "maturity" of a fixed income instrument and the "duration" of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measures the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of an investment portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.

Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues - securities backed by pools of loans - payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Income Portfolios if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Risk Factors Relating to High Yield or "Junk" Bonds. Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment-grade securities.

================================================================================

When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a "when-issued" basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities represent participations in (or are backed by) loans secured by real property. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Because of their derivative structure - the fact that their value is derived from the value of the underlying assets - these securities are particularly sensitive to prepayment and extension risks noted above. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls. Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

================================================================================

Inverse Floating Rate Municipal Obligations. Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount. Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Real Estate Investment Trusts. Each of the Equity Portfolios may invest up to 10% of its total assets in equity interests issued by real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Municipal Securities. Municipal Securities - fixed income securities issued by local, state and regional governments or other governmental authorities - may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax ("AMT"). The Fixed Income Portfolio may invest in Municipal Securities regardless of whether the interest is taxable. The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Private Activity and Industrial Revenue Bonds. Municipal Bonds may be "general obligations" of their issuers, the repayment of which is secured by the issuer's pledge of full faith, credit and taxing power. Municipal Bonds may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.

Credit Supports. The creditworthiness of particular Municipal Securities will generally depend on the creditworthiness of the entity responsible for payment of interest on the Municipal Bond. Municipal Securities also include instruments issued by financial institutions that represent interests in Municipal Securities held by that institution - sometimes referred to as participation interests - and securities issued by a municipal issuer that are guaranteed or otherwise supported by a specified financial institution. Because investors will generally look to the creditworthiness of the supporting financial institution, changes in the financial condition of that institution, or ratings assigned by rating organizations of its securities, may affect the value of the instrument.

About Temporary Investment Practices. It is the intention of the Trust that each of the Portfolios be fully invested in accordance with its respective investment objective and policies at all times. Except with respect to the Index Accounts, a Specialist Manager may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to it by a particular Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or repurchase agreements secured by such securities, or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio's assets may be invested in short-term money

================================================================================

market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies. Except with respect to the Index Accounts, a Specialist Manager may, but is not obligated to, use certain strategies ("Hedging Strategies") on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager, including a Specialist Manager responsible for an Index Account, may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes, options on stock index and interest rate futures contracts and options on such futures contracts. Both the Equity Portfolios (except the Index Accounts) and the Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The International Equity Portfolio may, but is not obligated to, use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by this Portfolio are denominated.

The High Yield Bond Portfolio and The Fixed Income II Portfolio may also use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which the foreign securities held by these Portfolios are denominated. In addition, these Portfolios may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.

Use of the instruments noted above (collectively, "Hedging Instruments") must be consistent with a Portfolio's investment objective and policies (and, in the case of the Index Accounts, the indexing strategy described earlier in this Prospectus). In addition, a Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

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Investment Risks and Strategies (continued)
================================================================================

About Other Permitted Instruments. Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of a Portfolio's borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of a Portfolio's total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio's total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio's total assets.

The Specialist Managers may acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Investment company securities include interests in unit investment trusts structured to reflect a specified index, such as the S&P 500 Composite Stock Price Index Depositary Receipts ("SPDRs") or the S&P Mid-Cap 400 Index Depositary Receipts ("MidCap SPDRs"). Similarly structured instruments currently available in the securities markets or created in the future may also be acquired. SPDRs and MidCap SPDRs may be obtained from the issuing unit investment trust or purchased in the secondary market. Because the market value of these instruments is derived from the value of the equity securities held by the issuing unit investment trust, these instruments may be used by a Specialist Manager to achieve market exposure pending investment. SPDRs and MidCap SPDRs are listed on the American Stock Exchange. Further information about these instruments is contained in the Statement of Additional Information. Generally, the Investment Company Act limits investments in instruments in other investment companies (including SPDRs, MidCap SPDRs and similar instruments) to 5% of a Portfolio's total assets. Provided certain requirements set forth in that Act are met, however, investments in excess of 5% of a Portfolio's assets may be made. SPDRs and similar instruments may be used by a Specialist Manager to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, facilitate the management of cash flows in or out of that Portfolio or to achieve market exposure pending investment.

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Management of the Trust
================================================================================

Hirtle Callaghan & Co., Inc. ("Hirtle Callaghan") serves as the overall investment adviser to the Trust under the terms of its investment advisory agreement ("Hirtle Callaghan Agreement") with the Trust. Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Specialist Managers and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although Hirtle Callaghan advises the Board of Trustees with regard to investment matters, Hirtle Callaghan is not responsible for day-to-day investment decisions for the Trust or its Portfolios. Hirtle Callaghan is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Hirtle Callaghan may, from time to time, recommend that the assets of a multi-manager Portfolio be reallocated between the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio.

Officers of Hirtle Callaghan serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Hirtle Callaghan Agreement, Hirtle Callaghan is entitled to receive an annual fee of 0.05% of each Portfolio's average net assets. The principal offices of Hirtle Callaghan are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, Hirtle Callaghan had, as of June 30, 2002, over $4.5 billion in assets under management. Hirtle Callaghan is controlled by its founders, Jonathan J. Hirtle and Donald E. Callaghan.

Specialist Managers. Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust's Board, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios they serve.

In the case of those Portfolios that are served by more than one Specialist Manager, the Board is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. Under normal circumstances, it is expected that the assets of each of these Portfolios will be allocated equally among its Specialist Managers. The Board may, however, increase or decrease the allocation to a Specialist Manager, or terminate a particular Specialist Manager, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers' performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The Specialist Managers that currently serve the Trust's various Portfolios are:

Artisan Partners Limited Partnership ("Artisan") serves as a Specialist Manager for The International Equity Portfolio. Artisan, the principal offices of which are located at 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin 53202, has provided investment management services for international equity assets since 1995. Artisan also maintains offices at 100 Pine Street, Suite 2950, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia. As of June 30, 2002, Artisan managed total assets in excess of $18.7 billion, of which approximately $11.3 billion consisted of mutual fund assets. Artisan's sole general partner is Artisan Partners Investment Corporation, which is controlled by its founders, Andrew A. Ziegler and Carlene Murphy Ziegler.

A team of investment professionals, lead by Mr. Mark L. Yockey, a managing director of Artisan, is responsible for making day-to-day investment decisions for that portion of The International Equity Portfolio allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a limited partner and portfolio manager. Before joining Artisan, Mr. Yockey was portfolio manager of United International Growth Fund and Vice President of Waddell & Reed, Inc., an investment adviser and mutual fund organization located in Missouri. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

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Management of the Trust (continued)
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Artisan is compensated for its services to The International Equity Portfolio based on the performance that Artisan is able to achieve with respect to that portion ("Artisan Account") of the Portfolio's assets allocated to it. This performance fee arrangement is designed to reward Artisan for performance that exceeds the total return of the MSCI EAFE Index by a factor of at least 0.40% (40 basis points) and to reduce Artisan's compensation with respect to periods during which lesser performance is achieved. Under this "fulcrum fee" arrangement, Artisan is entitled to a quarterly fee of 0.10% (10 basis points) of the average net assets of the Artisan Account. Each quarterly payment may be adjusted (upwards or downwards) depending on the extent to which the performance of the Artisan Account is greater than (or less than) the designated "fulcrum point" - the total return of the MSCI EAFE Index plus a 40 basis points (0.40%) during the 12 months immediately preceding the calculation date. This 40 basis point "performance hurdle" is designed to assure that Artisan will earn a performance adjustment only with respect to the value that its portfolio management adds to the Artisan Account. The fulcrum fee arrangement provides that Artisan's fee cannot exceed 0.80% (80 basis points) with respect to any 12-month period and does not provide for the payment to Artisan of any minimum annual fee.

It should be noted that, under the performance fee arrangement, Artisan could earn a positive performance adjustment in declining markets if the decline in the total return of the Artisan Account is less than the decline in the total return of the MSCI EAFE Index. Detailed information about the performance fee arrangement, including the manner in which the fee is computed, appears in the Statement of Additional Information.

BlackRock Advisors, Inc. ("BlackRock") serves as a Specialist Manager for The Fixed Income II Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 100 Bellevue Parkway, Wilmington, Delaware 19809. For its services to the Portfolio, BlackRock receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets ("BlackRock Account") managed by it, at an annual rate of 0.25% for the first $100 million in such assets, and 0.20% for those assets in excess of $100 million. As of June 30, 2002, BlackRock, together with its asset management affiliates, managed total assets of approximately $249.8 billion, $81.6 billion of which represent mutual fund assets.

BlackRock uses a team approach in managing client portfolios. Keith Anderson provides general oversight to that portion of the assets of The Fixed Income II Portfolio allocated to BlackRock. Rajiv Sobti, Ph.D., and Scott Amero are responsible for making day-to-day investment decisions for the BlackRock Account. Mr. Anderson, who joined BlackRock in 1988 as a founding principal, currently serves as Managing Director and Chief Investment Officer for BlackRock and several of its affiliates. Mr. Anderson holds BS and Masters degrees from Nichols College and Rice University, respectively. Mr. Sobti has served as Managing Director for BlackRock and several of its affiliates since joining BlackRock in 1998. Prior to joining BlackRock, and since 1986, Mr. Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette. Mr. Sobti holds a BA degree from St. Stephens College, University of Delhi, an MBA degree from the India Institute of Management, Ahmedabad, and a Ph.D. from the Wharton School of the University of Pennsylvania. Mr. Amero, who joined BlackRock in 1990 as a vice president in portfolio management, also serves as Managing Director for BlackRock and several of its affiliates. Mr. Amero holds a BA degree from Harvard University as well as an MBA from New York University. BlackRock is an indirect subsidiary of The PNC Financial Services Group, Inc.

Capital Guardian Trust Company ("CapGuardian") serves as a Specialist Manager for The International Equity Portfolio. CapGuardian, the principal offices of which are located at 333 South Hope Street, Los Angeles, CA 90071, is a trust company and a registered investment adviser, and was organized as a corporation under California law in 1968. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., a group of companies that provides institutional investment services ("Capital Group"). As of June 30, 2002, CapGuardian managed total assets of in excess of $115.0 billion, including approximately $12.7 billion in assets of registered investment companies.


CapGuardian is compensated for its services to The International Equity Portfolio based on the performance that CapGuardian is able to achieve for that portion ("CapGuardian Account") of the assets of the Portfolio allocated to it. This performance fee arrangement is designed to reward CapGuardian for performance that exceeds the total return of the MSCI EAFE Index by a factor of at least 0.40% (40 basis points) and to reduce CapGuardian's compensation with respect to periods during which lesser performance is achieved. Under this "fulcrum fee" arrangement, CapGuardian receives a quarterly base fee of 0.10% (10 basis points) of the average net assets of the CapGuardian Account. After an initial one-year period which began August 1, 2000, each quarterly payment may be adjusted (upwards or downwards) depending on the extent to which the performance of the CapGuardian Account is greater than (or less than) the designated "fulcrum point" - the total return of the MSCI EAFE Index plus 40 basis points (0.40%) during the 12 months immediately preceding the calculation date. This 40 basis point "performance hurdle" is designed to assure that CapGuardian will earn a performance adjustment only with respect to the value that its portfolio management adds to the CapGuardian Account. The fulcrum fee arrangement provides that CapGuardian's

================================================================================


total compensation under the performance fee arrangement may not exceed 0.60% (60 basis points) with respect to any 12-month period; it also provides for a minimum annual fee of 0.20% (20 basis points).

It should be noted that, under the performance fee arrangement, CapGuardian could earn a positive performance adjustment in declining markets if the decline in the total return of the CapGuardian Account is less than the decline in the total return of the MSCI EAFE Index. Detailed information about the performance fee arrangement, including the manner in which the fee is computed, appears in the Statement of Additional Information.

A team of investment professionals at CapGuardian is responsible for the day-to-day portfolio management for that portion of the Portfolio allocated to CapGuardian, which includes the following individuals:

David I. Fisher, is Chairman of the Board of CapGuardian and an officer and/or director of several affiliated companies. He is a portfolio manager for U.S., non-U.S., global and emerging market assets and has been responsible for CapGuardian's international investing activities since 1982. Mr. Fisher joined the Capital Group in 1969 as a financial analyst and was Director of Research for ten years. Mr. Fisher is a graduate of the University of California at Berkeley, holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial analysts and a founding member of the International Society of Security Analysts.

Hartmut Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary and serves as an officer and/or director of several companies in the Capital Group. Mr. Giesecke has been with the Capital Group since 1972, focusing on international and emerging markets.

Richard N. Havas is a Senior Vice President and a portfolio manager with research responsibilities for CapGuardian in its Montreal offices, and serves as an officer and/or director of several companies in the Capital Group. Mr. Havas joined the Capital Group in 1986 as a financial analyst.

Nancy J. Kyle, who joined CapGuardian in 1991 as a portfolio counselor, is a portfolio manager in CapGuardian's New York office. Ms. Kyle, who joined CapGuardian in 1991, is a Senior Vice President, Director and member of the Executive Committee of CapGuardian, and serves as an officer and/or director of several companies in the Capital Group.

Robert Ronus is a portfolio manager in CapGuardian's Los Angeles office. Mr. Ronus, who joined the Capital Group in 1972 as a portfolio manager, is president and a director of CapGuardian and serves as an officer and/or director of several companies in the Capital Group.

Lionel M. Sauvage is a portfolio manager in CapGuardian's West Los Angeles office. Mr. Sauvage is senior vice president and portfolio manager of CapGuardian and a vice president of Capital International Research, Inc. Mr. Sauvage joined the Capital Group in 1987 as an investment analyst.

Nilly Sikorsky is a portfolio manager based in CapGuardian's Geneva office. Ms. Sikorsky serves as President and Managing Director of Capital International, S.A. and Chairman of Capital International Perspective S.A. and as an officer and/or director of several companies in the Capital Group. Ms. Sikorsky, who joined the Capital Group of Companies in 1962 as a statistician, was managing editor of the Morgan Stanley Capital International Perspective for 20 years.

Rudolf M. Staehelin is a portfolio manager in CapGuardian's Geneva office. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Director and Senior Vice President of Capital International S.A. He joined the Capital Group Companies in 1981 as a financial analyst with international research responsibilities in banking and pharmaceuticals.

Christopher A. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin, and non-U.S. equity portfolios, and research responsibilities for the Japanese financial sector. Prior to joining CapGuardian in 1994 as a portfolio manager, Mr. Reed worked as an East Asia and aerospace analyst for the U.S. Air Force. Mr. Reed is a Chartered Financial Analyst and is based in CapGuardian's Tokyo office.

Arthur J. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki joined CapGuardian in 1987 as an investment research analyst after having obtained his MBA at IMD in Lausanne, Switzerland. He is a founding President of the Association of European Automotive Analysts, and is based in CapGuardian's Geneva office.

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Management of the Trust (continued)
================================================================================


Deutsche Asset Management, Inc. ("Deutsche") serves as the Specialist Manager for The Intermediate Term Municipal Bond and The Fixed Income Portfolios. For its services to each of these Portfolios, Deutsche receives, based on the average daily net asset value of each such Portfolio, an annual fee of 0.255%. Deutsche, which was formerly known as Morgan Grenfell, Incorporated, is headquartered at 150 South Independence Square West, Suite 726, Philadelphia, Pennsylvania 19106, and has been active in managing municipal securities since 1989. David Baldt, a Managing Director of Deutsche (or its predecessors) since joining the firm in 1989, is primarily responsible for making the day-to-day investment decisions for each of the Portfolios. Mr. Baldt has managed fixed income investments since 1973. As of June 30, 2002, Deutsche managed assets of approximately $421 billion, of which approximately $141 billion represented assets of mutual funds. Deutsche is an indirect, wholly owned subsidiary of Deutschebank, A.G., a German financial services conglomerate.

Frontier Capital Management Company ("Frontier") serves as a Specialist Manager for The Small Capitalization Equity Portfolio. For its services to the Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.45%. Frontier, the principal offices of which are located at 99 Summer Street, Boston, Massachusetts 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolio's assets assigned to Frontier. Mr. Cavarretta, a Senior Vice President of Frontier since 1995, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. Before joining Frontier, Mr. Cavarretta was a financial analyst with General Electric Co. and attended Harvard Business School (M.B.A.
1988). Frontier had, as of June 30, 2002, approximately $4.2 billion in assets under management, of which approximately $266 million represented assets of mutual funds. Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Geewax, Terker and Co. ("Geewax") serves as a Specialist Manager for The Small Capitalization Equity Portfolio. For its services to the Portfolio, Geewax receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.30%. The principal offices of Geewax are located at 414 Old Baltimore Pike, P.O. Box 2700, Chadds Ford, PA 19317. John Geewax has been a general partner and chief investment officer of the firm since its founding in 1982. Mr. Geewax, who holds an MBA and JD from the University of Pennsylvania, is primarily responsible for making day-to-day investment decisions for that portion of the Portfolio's assets assigned to Geewax. Christopher P. Ouimet joined Geewax in 1994 as a research analyst and also serves as an assistant portfolio manager for the Portfolio. Mr. Ouimet holds an MBA from St. Joseph's University. Prior to joining Geewax, Mr. Ouimet was at The Vanguard Group as a quantitative analyst from 1992 to 1994, and as a marketing analyst from 1990 to 1992. As of June 30, 2002, Geewax managed assets of approximately $3.64 billion, of which approximately $234 million represented assets of mutual funds. Geewax, a Pennsylvania partnership, and registered investment adviser since 1982, is controlled by Mr. Geewax and Bruce Terker, the firm's general partners.

W.R. Huff Asset Management Co., L.L.C. ("Huff") serves as a Specialist Manager for The High Yield Bond Portfolio as of July 1, 2002. For its services to the Portfolio, Huff receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.50%. Huff is headquartered at 1776 On The Green, 67 Park Place, Morristown, New Jersey 07960 and, as of June 30, 2002, managed total assets of approximately $10 billion. As of June 30, 2002, Huff did not provide investment services for any portfolios of registered investment companies. Since the firm's inception, Huff has, however, specialized in investing in the high yield markets and has substantial experience in the management and operation of pooled income vehicles, as well as pension plan assets. Huff uses a team approach in managing client portfolios, including that portion of the assets of the Portfolio managed by it.

Institutional Capital Corporation ("ICAP") serves as a Specialist Manager for The Value Equity Portfolio. For its services to the Portfolio, ICAP receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.35%. ICAP, a registered investment adviser, the principal offices of which are located at 225 West Wacker, Chicago, Illinois 60606, has provided investment management services for equity assets since 1970. Investment decisions for those assets of the Portfolio assigned to ICAP are made by a team of ICAP investment professionals; investment decisions are made by committee and no single individual has primary responsibility for making recommendations to the committee. ICAP had assets of approximately $12.2 billion under management as of June 30, 2002, of which approximately $2.7 billion represented assets of mutual funds.

================================================================================


Jennison Associates LLC ("Jennison"), a registered investment adviser since 1969, serves as a Specialist Manager for The Growth Equity Portfolio. Jennison's principal offices are located at 466 Lexington Avenue, New York, New York 10017. For its services to the Portfolio, Jennison receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. Jeffrey P. Siegel, an Executive Vice President of Jennison since joining the firm in 1999, is the portfolio manager responsible for making day-to-day investment decisions for that portion of The Growth Equity Portfolio allocated to Jennison. Mr. Siegel joined Jennison after eleven years at TIAA-CREF, where he was a portfolio manager from 1991 to 1999. As of June 30, 2002, Jennison managed approximately $53 billion in assets, of which approximately $27 billion represented assets of mutual funds. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly owned subsidiary of Prudential Financial, Inc.

Morgan Stanley Investments LP ("MSI"), formerly Miller Anderson & Sherrerd, LP, serves as a Specialist Manager for The High Yield Bond Portfolio and the Specialist Manager for The Fixed Income II Portfolio. For its services to The High Yield Bond Portfolio, MSI receives a fee, payable monthly, calculated at an annual rate of 0.375% of the average daily net assets of that portion of the Portfolio managed by MSI. For its services to The Fixed Income II Portfolio, MSI receives a monthly fee, calculated in accordance with the following annual rates: 0.275% of the first $200 million of the average daily net assets of the Portfolio; 0.250% of the next $200 million of such assets; and 0.200% of such assets over $400 million. MSI, a registered investment adviser since 1974, whose principal offices are located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868, was founded in 1969. As of June 30, 2002, MSI, together with its affiliated asset management companies, had approximately $401.4 billion in assets under management, with approximately $161.8 billion in institutional assets.

The general partner of MSI is Morgan Stanley Investment Management Holdings, Inc. ("Holdings"), which is in turn, controlled by Morgan Stanley Investment Management, Inc. ("MSIM"), a company that is wholly owned by Morgan Stanley, a publicly traded company.

Day-to-day investment decisions for that portion of The High Yield Bond Portfolio allocated to MSI are the responsibility of MSI's Taxable Fixed Income Team. Current members of the team include Stephen F. Esser, Managing Director, Gordon W. Loery, Executive Director and Deanna L. Loughnane, Executive Director.

Day-to-day portfolio management decisions for that portion of The Fixed Income II Portfolio allocated to MSI are the responsibility of MSI's Taxable Fixed Income Team. Current members of the team include W. David Armstrong, Managing Director, Thomas L. Bennett, Managing Director, and Roberto M. Sella, Managing Director.

Sterling Johnston Capital Management, Inc. ("Sterling Johnston"), a registered investment adviser since 1985, serves as a Specialist Manager for The Small Capitalization Equity Portfolio. Sterling Johnston's principal offices are located at One Sansome Street, San Francisco, California 94104. As of June 30, 2002, Sterling Johnston managed assets of $567.3 million, of which approximately $82.6 million represented assets of mutual funds.

Currently, Sterling Johnston receives a base fee on the average daily net asset value of that portion ("Sterling Johnston Account") of the assets of The Small Capitalization Equity Portfolio allocated to it, at an annual rate of 0.40% (40 basis points. After the initial one-year period beginning December 1, 2001, Sterling Johnston's fee payment will be subject to an adjustment upwards or downwards to the base fee depending on the investment results achieved with respect to the Sterling Johnston Account. This performance fee arrangement is designed to reward Sterling Johnston for performance that exceeds the total return of the Russell 2000(R) Growth Index by a factor of at least 0.40% (40 basis points) and to reduce Sterling Johnston's compensation with respect to periods during which lesser performance is achieved. Under this "fulcrum fee" arrangement, Sterling Johnston is entitled to a quarterly fee of 0.10% (or 10 basis points) of the average net assets of the Sterling Johnston Account.

================================================================================


After an initial one-year period which began on December 1, 2001, each quarterly payment may be adjusted (upwards or downwards) depending on the extent to which the performance of the Sterling Johnston Account is greater than (or less than) the designated "fulcrum point" - the total return of the Russell 2000 Growth Index plus a performance hurdle of 40 basis points (0.40%) during the 12 months immediately preceding the calculation date. This 40 basis point "performance hurdle" is designed to assure that Sterling Johnston will earn a performance adjustment only with respect to the value that its portfolio management adds to the Sterling Johnston Account. The fulcrum fee arrangement provides that Sterling Johnston's fee cannot exceed 0.80% (80 basis points) with respect to any 12-month period and does not provide for the payment to Sterling Johnston of any minimum annual fee.

It should be noted that, under the performance fee arrangement, Sterling Johnston could earn a positive performance adjustment in declining markets if the decline in the total return of Sterling Johnston Account is less than the decline in the total return of the Russell 2000(R) Growth Index. Detailed information about the performance fee arrangement, including the manner in which the fee is computed, appears in the Statement of Additional Information.

Day-to-day investment decisions for the Sterling Johnston Account are the responsibility of Scott Sterling Johnston, who also serves as the firm's Chief Executive Officer and Chief Investment Officer. Mr. Johnston has served in this capacity for Sterling Johnston and its predecessor firms since 1985. Sterling Johnston does not currently provide investment advisory services to any mutual fund other than The Small Capitalization Equity Portfolio. Sterling Johnston is an independent investment advisory firm; 95% of the firm's equity is held by its principles, including Mr. Johnston, who holds a controlling interest in the firm.

SSgA Funds Management, Inc. ("SSgA") currently serves as a Specialist Manager for The Value Equity Portfolio and The Growth Equity Portfolio. SSgA is a registered investment adviser and a wholly owned subsidiary of State Street Corporation and is an affiliate of State Street Global Advisors, the investment advisory arm of State Street Corporation. Its principal offices are located at Two International Place, Boston, Massachusetts 02110. Incorporated in 2001, SSgA, together with its affiliated companies, manages over $770 billion for clients around the world. As of June 30, 2002, SSgA had approximately $62 billion under management, representing assets of 27 mutual fund companies. For its services to the Value Equity and Growth Equity Portfolios, SSgA receives a fee of 0.04% of that portion of each Portfolio's assets allocated to it. As noted earlier in this Prospectus, SSgA manages the assets allocated to it in accordance with an index approach and uses a team approach in implementing this program. Michael Feehily and Alex Ryer will manage that portion of the Value Equity and Growth Equity Portfolios allocated to SSgA. Mr. Feehily, who originally served as an analyst for State Street Global Advisors, as affiliate of SSgA, is now an SSgA principal and team leader of the U.S. Structured Products Group. Mr. Feehily has been with SSgA or its affiliated companies for more than the last five years. Mr. Ryer has been a Portfolio Manager since joining State Street Global Advisors in 2000, and, prior to doing so, was with Katahdin Investment Partnership, a venture capital firm, including its portfolio company, International Light, Inc., commencing in 1990.


Shareholder Information
================================================================================

Purchases and Redemptions

Purchasing Shares of the Portfolios. You may purchase shares of any of the Portfolios only if you are a client of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Shares of each of the Portfolios are sold at their net asset value per share ("NAV") next calculated after your purchase order is accepted by the Trust.

A Portfolio's NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open.

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                            NAV =    total assets - liabilities
                                     --------------------------
                                     number of shares outstanding

================================================================================

The value of each Portfolio's investments is generally determined by current market quotations. If market quotations are not available, prices will be based on fair value as determined by the Trust's Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board.

Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler's checks, and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust's transfer agent on any regular business day.

Selling Your Shares. You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared - normally, within 15 days of receipt of the check by the Trust.

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed. The Trust may permit investors to purchase shares of a Portfolio "in kind" by exchanging securities for shares of the selected Portfolio. This is known as an "in-kind" purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled - usually within 15 days following the in-kind purchase. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio's investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust's independent accountants. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address, shown on the first page of this Prospectus.

Dividends and Distributions. Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio and The High Yield Bond Portfolio are paid on a quarterly basis. Dividends on The International Equity Portfolio are paid semi-annually. Income dividends on each of the remaining Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually.

================================================================================

Federal Taxes. The following discussion is only a brief summary of some of the important Federal tax considerations that may affect your investment in the Trust. It is not a substitute for careful tax planning. Furthermore, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Trust. Accordingly, shareholders are urged to consult their tax advisers with specific reference to their particular tax situation.

Dividends that are derived from taxable investments are taxable as ordinary income. Dividends and capital gain distributions are taxable in the year in which they are paid, even if they appear on your account statement the following year. The manner in which they are taxed will be the same, regardless of whether you elect to receive your dividends and capital gains distributions in cash or in additional shares. Taxes on capital gains by the Portfolios will vary with the length of time the Portfolio has held the security - not how long you have invested in the Portfolio.

During normal market conditions, it is expected that substantially all of the dividends paid by The Intermediate Term Municipal Bond Portfolio will be excluded from gross income for Federal income tax purposes. As previously noted, the Portfolio may, however, invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable; the Portfolio may also realize capital gain. In such event, a portion of the Portfolio's dividends would not be exempt from Federal income taxes. If a Portfolio invests in foreign securities, it may be subject to foreign withholding taxes, and under certain circumstances, may elect to pass-through to its shareholders their pro rata share of foreign taxes paid by such Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of foreign source income (including any foreign taxes paid by the Portfolio), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

You will be notified each year about the Federal tax status of dividends and capital gains distributions made by the Portfolios. Depending on your residence for tax purposes, dividends and capital gains distributions may also be subject to state and local taxes, including withholding taxes, even if you are exempt from Federal tax. Foreign shareholders may be subject to special withholding requirements.

Financial Highlights
================================================================================


The financial highlights tables are intended to help you understand the financial performance of each of the Trust's Portfolios for the past five years or since the inception of the Portfolio, if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information, which is available upon request.

                                                                                        Value Equity Portfolio
                                                                    ----------------------------------------------------------------
                                                                       Year         Year         Year         Year         Year
                                                                       ----         ----         ----         ----         ----
                                                                       Ended        Ended        Ended        Ended        Ended
                                                                       -----        -----        -----        -----        -----
                                                                      June 30,     June 30,     June 30,     June 30,     June 30,
                                                                      --------     --------     --------     --------     --------
                                                                        2002         2001         2000         1999         1998
                                                                        ----         ----         ----         ----         ----
   Net Asset Value, Beginning of Period ..........................   $   13.99    $   13.20    $   14.85    $   15.49    $   14.41
                                                                     ---------    ---------    ---------    ---------    ---------
   Income from Investment Operations:
      Net investment income ......................................        0.18         0.17         0.17         0.22         0.24
      Net realized and unrealized gain/(loss) on investments .....       (1.63)        1.06        (0.92)        0.87         2.87
                                                                     ---------    ---------    ---------    ---------    ---------
        Total from investment operations .........................       (1.45)        1.23        (0.75)        1.09         3.11
                                                                     ---------    ---------    ---------    ---------    ---------
   Distributions to Shareholders from:
      Net investment income ......................................       (0.18)       (0.17)       (0.17)       (0.22)       (0.25)
      Net realized gain on investments ...........................       (0.04)       (0.27)       (0.73)       (1.51)       (1.78)
                                                                     ---------    ---------    ---------    ---------    ---------
        Total distribution to shareholders .......................       (0.22)       (0.44)       (0.90)       (1.73)       (2.03)
                                                                     ---------    ---------    ---------    ---------    ---------
   Net Asset Value, End of Period ................................   $   12.32    $   13.99    $   13.20    $   14.85    $   15.49
                                                                     =========    ==========   =========    =========    =========
   Total Return ..................................................      (10.42%)       9.43%       (5.14%)       9.07%       23.42%
   Ratios to Average Net Assets/Supplemental Data:
      Net assets, end of period (in thousands) ...................   $ 322,074    $ 281,192    $ 241,803    $ 216,940    $ 176,587
      Ratio of expenses to average net assets ....................        0.42%        0.53%        0.55%        0.56%        0.52%
      Ratio of net investment income to average net assets .......        1.42%        1.24%        1.29%        1.64%        1.69%
      Ratio of expenses to average net assets excluding
       fee waivers ...............................................        0.42%        0.53%        0.55%        0.56%        0.52%
      Portfolio turnover rate ....................................       66.24%      138.97%      128.72%      108.79%       86.45%

* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

                                                                                       Growth Equity Portfolio
                                                                    ----------------------------------------------------------------
                                                                       Year         Year         Year         Year         Year
                                                                       ----         ----         ----         ----         ----
                                                                       Ended        Ended        Ended        Ended        Ended
                                                                       -----        -----        -----        -----        -----
                                                                      June 30,     June 30,     June 30,     June 30,     June 30,
                                                                      --------     --------     --------     --------     --------
                                                                        2002         2001         2000         1999         1998
                                                                        ----         ----         ----         ----         ----
   Net Asset Value, Beginning of Period ..........................   $   11.81    $   20.63    $   17.96    $   15.25    $   13.67
                                                                     ---------    ---------    ---------    ---------    ---------
   Income from Investment Operations:
      Net investment income ......................................        0.04         0.04         0.08         0.03         0.04
      Net realized and unrealized gain on investments
       and futures ...............................................       (3.03)       (6.66)        4.69         3.76         4.37
                                                                     ---------    ---------    ---------    ---------    ---------
        Total from investment operations .........................       (2.99)       (6.62)        4.77         3.79         4.41
                                                                     ---------    ---------    ---------    ---------    ---------
   Distributions to Shareholders from:
      Net investment income ......................................       (0.04)       (0.04)       (0.08)       (0.03)       (0.06)
      Net realized gain on investments and futures ...............          --        (2.16)       (2.02)       (1.05)       (2.77)
                                                                     ---------    ---------    ---------    ---------    ---------
        Total distribution to shareholders .......................       (0.04)       (2.20)       (2.10)       (1.08)       (2.83)
                                                                     ---------    ---------    ---------    ---------    ---------
   Net Asset Value, End of Period ................................   $    8.78    $   11.81    $   20.63    $   17.96    $   15.25
                                                                     =========    =========    =========    =========    =========
   Total Return ..................................................      (25.37%)     (33.03%)      27.71%       26.76%       37.00%
   Ratios to Average Net Assets/Supplemental Data:
      Net assets, end of period (in thousands) ...................   $ 367,547    $ 327,097    $ 361,607    $ 264,877    $ 216,129
      Ratio of expenses to average net assets ....................        0.40%        0.43%        0.52%        0.53%        0.53%
      Ratio of net investment income to average net assets .......        0.40%        0.25%        0.47%        0.20%        0.33%
      Ratio of expenses to average net assets excluding
       fee waivers ...............................................        0.40%        0.43%        0.52%        0.53%        0.53%*
      Portfolio turnover rate ....................................       58.55%       95.66%       94.37%       70.61%       95.07%

* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

================================================================================


                                                                                Small Capitalization Equity Portfolio
                                                                    ----------------------------------------------------------------
                                                                       Year         Year         Year         Year         Year
                                                                       ----         ----         ----         ----         ----
                                                                       Ended        Ended        Ended        Ended        Ended
                                                                       -----        -----        -----        -----        -----
                                                                      June 30,     June 30,     June 30,     June 30,     June 30,
                                                                      --------     --------     --------     --------     --------
                                                                        2002         2001         2000         1999         1998
                                                                        ----         ----         ----         ----         ----
    Net Asset Value, Beginning of Period .........................   $   12.96    $   15.29    $   12.33    $   13.13    $   12.95
                                                                     ---------    ---------    ---------    ---------    ---------
    Income from Investment Operations:
       Net investment income .....................................        0.01         0.03         0.02         0.04         0.06
       Net realized and unrealized gain on investments ...........       (1.54)       (0.79)        2.96         0.35         1.54
                                                                     ---------    ---------    ---------    ---------    ---------
         Total from investment operations ........................       (1.53)       (0.76)        2.98         0.39         1.60
                                                                     ---------    ---------    ---------    ---------    ---------
    Distributions to Shareholders from:
       Net investment income .....................................       (0.01)       (0.03)       (0.02)       (0.04)       (0.06)
       Net realized gain on investments ..........................          --        (1.54)          --        (1.15)       (1.36)
                                                                     ---------    ---------    ---------    ---------    ---------
         Total distribution to shareholders ......................       (0.01)       (1.57)       (0.02)       (1.19)       (1.42)
                                                                     ---------    ---------    ---------    ---------    ---------
    Net Asset Value, End of Period ...............................   $   11.42    $   12.96    $   15.29    $   12.33    $   13.13
                                                                     =========    =========    =========    =========    =========
    Total Return .................................................      (11.88)%      (3.67%)      24.21%        4.73%       12.66%
    Ratios to Average Net Assets/Supplemental Data:
       Net assets, end of period (in thousands) ..................   $ 323,895    $ 311,949    $ 279,784    $ 210,737    $ 150,527
       Ratio of expenses to average net assets ...................        0.60%        0.63%        0.60%        0.62%        0.70%
       Ratio of net investment income to average net assets ......        0.10%        0.22%        0.18%        0.39%        0.41%
       Ratio of expenses to average net assets excluding
        fee waivers ..............................................        0.60%        0.63%        0.60%        0.62%        0.70%*
       Portfolio turnover rate ...................................      144.98%      134.43%      111.52%      125.52%      103.41%

* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

                                                                                    International Equity Portfolio
                                                                    ----------------------------------------------------------------
                                                                       Year         Year         Year         Year         Year
                                                                       ----         ----         ----         ----         ----
                                                                       Ended        Ended        Ended        Ended        Ended
                                                                       -----        -----        -----        -----        -----
                                                                      June 30,     June 30,     June 30,     June 30,     June 30,
                                                                      --------     --------     --------     --------     --------
                                                                        2002         2001         2000         1999         1998
                                                                        ----         ----         ----         ----         ----
    Net Asset Value, Beginning of Period .........................   $    9.27    $   15.34    $   12.85    $   12.70    $   12.84
                                                                     ---------    ---------    ---------    ---------    ---------
    Income from Investment Operations:
       Net investment income .....................................        0.09         0.10         0.12         0.24         0.16
       Net realized and unrealized gain on investments ...........       (0.75)       (3.71)        2.82         0.39         0.49
                                                                     ---------    ---------    ---------    ---------    ---------
         Total from investment operations ........................       (0.66)       (3.61)        2.94         0.63         0.65
                                                                     ---------    ---------    ---------    ---------    ---------
    Distributions to Shareholders from:
       Net investment income .....................................       (0.11)       (0.08)       (0.07)       (0.21)       (0.47)
       Net realized gain on investments ..........................          --        (2.38)       (0.38)       (0.27)       (0.32)
                                                                     ---------    ---------    ---------    ---------    ---------
         Total distribution to shareholders ......................       (0.11)       (2.46)       (0.45)       (0.48)       (0.79)
                                                                     ---------    ---------    ---------    ---------    ---------
    Net Asset Value, End of Period ...............................   $    8.50    $    9.27    $   15.34    $   12.85    $   12.70
                                                                     =========    =========    =========    =========    =========
    Total Return .................................................       (7.05)%     (24.87%)      23.14%        5.20%        5.91%
    Ratios to Average Net Assets/Supplemental Data:
       Net assets, end of period (in thousands) ..................   $ 475,352    $ 368,213    $ 383,572    $ 256,177    $ 229,875
       Ratio of expenses to average net assets ...................        0.64%        0.66%        0.65%        0.69%        0.70%
       Ratio of net investment income to average net assets ......        1.10%        1.02%        0.98%        1.51%        2.00%
       Ratio of expenses to average net assets excluding
        fee waivers ..............................................        0.64%        0.66%        0.65%        0.69%        0.71%*
       Portfolio turnover rate ...................................       40.22%       80.80%      144.41%       56.77%       36.80%


* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

================================================================================

                                                                                 Intermediate Term Municipal Bond Portfolio
                                                                                 ------------------------------------------
                                                                                Year         Year        Year       Period
                                                                                ----         ----        ----       ------
                                                                                Ended        Ended       Ended       Ended
                                                                                -----        -----       -----       -----
                                                                               June 30,     June 30,    June 30,    June 30,
                                                                               --------     --------    --------    --------
                                                                                 2002        2001        2000       1999(a)
                                                                                 ----        ----        ----       -------
        Net Asset Value, Beginning of Period ...............................  $    9.89    $    9.56   $    9.79   $   10.00
                                                                              ---------    ---------   ---------   ---------
        Income from Investment Operations:
           Net investment income ...........................................       0.47         0.48        0.46        0.45
           Net realized and unrealized gain/(loss) on investments ..........       0.13         0.33       (0.23)      (0.21)
                                                                              ---------    ---------   ---------   ---------
            Total from investment operations ...............................       0.60         0.81        0.23        0.24
                                                                              ---------    ---------   ---------   ---------
        Distributions to Shareholders from:
           Net investment income ...........................................      (0.45)       (0.48)      (0.46)      (0.45)
           Net realized gain on investments ................................         --           --          --          --
                                                                              ---------    ---------   ---------   ---------
             Total distribution to shareholders ............................      (0.45)       (0.48)      (0.46)      (0.45)
                                                                              ---------    ---------   ---------   ---------
        Net Asset Value, End of Period .....................................  $   10.04    $    9.89   $    9.56   $    9.79
                                                                              =========    =========   =========   =========
        Total Return .......................................................       6.16%        8.61%       2.45%       2.44%
        Ratios to Average Net Assets/Supplemental Data:
           Net assets, end of period (in thousands) ........................  $ 254,032    $ 202,019   $ 199,566   $ 107,105
           Ratio of expenses to average net assets .........................       0.44%        0.46%       0.46%       0.47%
           Ratio of net investment income to average net assets ............       4.74%        4.87%       4.84%       4.54%
           Ratio of expenses to average net assets excluding fee waivers ...       0.44%        0.47%*      0.46%       0.54%
           Portfolio turnover rate .........................................      27.82%       31.02%      51.34%      42.24%

* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.

                                                                                          Fixed Income Portfolio
                                                                                          ----------------------
                                                                               Year         Year         Year        Period
                                                                               ----         ----         ----        ------
                                                                               Ended        Ended        Ended        Ended
                                                                               -----        -----        -----        -----
                                                                              June 30,     June 30,     June 30,     June 30,
                                                                              --------    ----------   ---------     --------
                                                                                2002        2001         2000         1999(a)
                                                                                ----        ----         ----        --------
        Net Asset Value, Beginning of Period ...............................  $    9.91    $    9.44   $    9.64    $   10.00
                                                                              ---------   ----------   ---------    ---------
        Income from Investment Operations:
           Net investment income ...........................................       0.60         0.64        0.62         0.58
           Net realized and unrealized gain/(loss) on investments ..........       0.30         0.47       (0.20)       (0.28)
                                                                              ---------    ---------   ---------    ---------
             Total from investment operations ..............................       0.90         1.11        0.42         0.30
                                                                              ---------    ---------   ---------    ---------
        Distributions to Shareholders from:
           Net investment income ...........................................      (0.60)       (0.64)      (0.62)       (0.58)
           Net realized gain on investments ................................      (0.02)          --          --        (0.08)
                                                                              ---------    ---------   ---------    ---------
             Total distribution to shareholders ............................      (0.62)       (0.64)      (0.62)       (0.66)
                                                                              ---------    ---------   ---------    ---------
        Net Asset Value, End of Period .....................................  $   10.19    $    9.91   $    9.44    $    9.64
                                                                              =========    =========   =========    =========
        Total Return .......................................................       9.11%       12.02%       4.49%        2.88%
        Ratios to Average Net Assets/Supplemental Data:
           Net assets, end of period (in thousands) ........................  $ 126,708    $ 128,137   $ 130,508    $ 108,074
           Ratio of expenses to average net assets .........................       0.44%        0.46%       0.46%        0.50%
           Ratio of net investment income to average net assets ............       5.80%        6.52%       6.52%        5.78%
           Ratio of expenses to average net assets excluding fee waivers ...       0.44%        0.47%*      0.46%        0.50%
           Portfolio turnover rate .........................................     118.94%      130.52%     147.65%      146.78%

* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.

                                                                                  High Yield Bond             Fixed Income II
                                                                                  ---------------             ---------------
                                                                                     Portfolio                   Portfolio
                                                                                ----------------------------------------------------
                                                                                  Year       Year           Year         Year
                                                                                  ----       ----           ----         ----
                                                                                  Ended      Ended          Ended        Ended
                                                                                  -----      -----          -----        -----
                                                                                 June 30,   June 30,       June 30,     June 30,
                                                                                 --------   --------       --------     --------
                                                                                   2002      2001(a)         2002        2001(a)
                                                                                   ----     -------          ----       --------
     Net Asset Value, Beginning of Period ....................................  $    8.34   $  10.00       $   10.33    $  10.00
                                                                                ---------   --------       ---------    --------
     Income from Investment Operations:
        Net investment income ................................................       0.71       0.80            0.65        0.54
       Net realized and unrealized gain/(loss) on investments, futures and
             foreign currency transactions ...................................      (1.46)     (1.69)           0.13        0.33
                                                                                ---------   --------       ---------    --------
          Total from investment operations ...................................      (0.75)     (0.89)           0.78        0.87
                                                                                ---------   --------       ---------    --------
     Distributions to Shareholders from:
        Net investment income ................................................      (0.69)     (0.77)          (0.69)      (0.54)
        Net realized gain on investments, futures and foreign currency
             transactions ....................................................         --         --           (0.25)         --
                                                                                ---------   --------       ---------    --------
          Total distribution to shareholders .................................      (0.69)     (0.77)          (0.94)      (0.54)
                                                                                ---------   --------       ---------    --------
     Net Asset Value, End of Period ..........................................  $    6.90   $   8.34       $   10.17    $  10.33
                                                                                =========   ========       =========    ========
     Total Return ............................................................      (9.35%)    (9.13%)(c)       7.74%       8.83%(c)
     Ratios to Average Net Assets/Supplemental Data:
        Net assets, end of period (in thousands) .............................  $ 161,206   $137,248       $ 175,449    $183,351
        Ratio of expenses to average net assets ..............................       0.57%      0.61%(b)        0.47%       0.51%(b)
        Ratio of net investment income to average net assets .................       9.47%     11.80%(b)        6.21%       6.87%(b)
        Ratio of expenses to average net assets excluding fee waivers ........       0.57%      0.62%*(b)       0.47%       0.51%(b)
        Portfolio turnover rate ..............................................      51.06%     33.23%         475.78%     342.57%


* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period September 26, 2000 (commencement of operations) through June 30, 2002.
(b) Annualized.
(c) Not annualized.

--------------------------------------------------------------------------------
                           The Hirtle Callaghan Trust
================================================================================

For More Information:
For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Trust's annual and semi-annual reports to shareholders contain additional information on the Trust's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

Statement of Additional Information ("SAI"):
The SAI provides more detailed information about the Trust, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

     You can get free copies of these reports and the SAI, or request other information and discuss your questions about the Trust by contacting a broker or bank that sells the Portfolios. Or contact the Trust at:

                           The Hirtle Callaghan Trust
               Five Tower Bridge, 300 Barr Harbor Drive, Suite 500
                        West Conshohocken, PA 19428-2970
                             Telephone: 800-242-9596

You can review and copy the Trust's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You can get text-only copies of these documents:

     . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, calling 202-942-8090 by electronic request to: publicinfo@sec.gov.

     .    Free from the Commission's website at http://www.sec.gov.

                      STATEMENT OF ADDITIONAL INFORMATION

                           The Hirtle Callaghan Trust
               Five Tower Bridge, 300 Barr Harbor Drive, Suite 500
                        West Conshohocken, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to The Hirtle Callaghan Trust ("Trust"). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940 ("Investment Company Act"). Hirtle, Callaghan & Co., Inc. ("Hirtle Callaghan") serves as the overall investment adviser to the Trust. This document, although not a Prospectus, is incorporated by reference in its entirety in the Trust's Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2002. A copy of that Prospectus is available by contacting the Trust at (800) 242-9596.

  Statement of Additional Information Heading                    Corresponding Prospectus Heading
  -------------------------------------------                    --------------------------------
  Management of the Trust                                        Management of the Trust

  Further Information About the Trust's Investment Policies      Investment Risks and Strategies

  Investment Restrictions                                        Investment Risks and Strategies

  Additional Purchase and Redemption Information                 Shareholder Information

  Portfolio Transactions and Valuation                           Shareholder Information

  Dividends, Distributions and Taxes                             Shareholder Information

  Performance                                                    Fund Descriptions, Risk Factors, Performance
                                                                 & Shareholder Expenses

  History of the Trust and Other Information                     Management of Trust

  Independent Accountants and Financial Statements               Financial Highlights

  Ratings Appendix                                               N/A





This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.

The Trust's Annual Report to Shareholders dated June 30, 2002 accompanies this Statement of Additional Information and is incorporated by reference herein. The date of this Statement of Additional Information is November 1, 2002.

                             MANAGEMENT OF THE TRUST

Governance. The Trust's Board of Trustees ("Board") currently consists of six members. A majority of the members of the Board are individuals who are not "interested persons" of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as "Independent Trustees." The remaining Board members are senior officers of Hirtle Callaghan and are thus considered "interested persons" of the Trust for purposes of the Investment Company Act. These Board members are referred to as "Affiliated Trustees." Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust's officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust's separate investment portfolios (each, a "Portfolio"), including (i) the selection and general supervision of those investment advisory organizations ("Specialist Managers") retained by the Trust to provide portfolio management services to the respective Portfolios; and (ii) for Portfolios for which more than one Specialist Manager has been retained, allocation of that Portfolio's assets among such Specialist Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Specialist Managers, each of whom may have a different investment style and/or investment selection discipline. The Board also may reallocate a Portfolio's assets among such Specialist Managers, retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust's use of a multi-manager structure appears in this Statement of Additional Information under the heading "Management of the Trust:
Multi-Manager Structure."

The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities. The Executive Committee, established by the Board at the inception of the Trust, is generally authorized to act for the full Board in all matters for which the affirmative vote of a majority of the Independent Trustees is not required under the Investment Company Act or other applicable law. The Executive Committee, whose members are Messrs. Callaghan, Hirtle and Goodman, held no meetings during the fiscal year ended June 30, 2002. The Nominating Committee, first established by the Board on June 12, 2001, is responsible for the selection of candidates qualified to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, held no meetings during the fiscal year ended June 30, 2002. The Audit Committee, first established by the Board on June 12, 2001, is responsible for overseeing the audit process and providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust's financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held one (1) meeting during the fiscal year ended June 30, 2002.

Officers and Affiliated Trustees. The table below sets forth certain information about each of the Trust's Affiliated Trustees, as well as its executive officers.

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                 Number of
                                                                                                 ---------
                                                                                               Portfolios in        Other
                                                                                               -------------        -----
                                                 Term of Office;                                    Fund        Directorships
                                                 ---------------                                    ----        -------------
                             Position(s) Held     Term Served in    Principal Occupation(s)       Complex          Held by
                             ----------------     --------------    -----------------------       -------          -------
  Name, Address, and Age        with Trust            Office          During Past 5 Years         Overseen        Trustee**
  ----------------------        ----------            ------          -------------------         --------        ---------

-------------------------------------------------------------------------------------------------------------------------------
Donald E. Callaghan*         Chairman and        Indefinite;        For more than the past           8            Keystone
Five Tower Bridge,           President           Since: 7/20/95     five years, Mr.                              Properties
300 Barr Harbor Drive,                                              Callaghan has been a                        Trust (NYSE:
W. Conshohocken, PA 19428                                           Principal of Hirtle                             KTR)
Age: 56                                                             Callaghan.

-------------------------------------------------------------------------------------------------------------------------------
Jonathan J. Hirtle*          Trustee             Indefinite;        For more than the past           8              None
Five Tower Bridge,                               Since: 7/20/95     five years, Mr. Hirtle
300 Barr Harbor Drive,                                              has been a Principal
W. Conshohocken, PA 19428                                           of Hirtle Callaghan.
Age: 49

-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                                                                            ---------
                                                 Term of Office;                          Portfolios in     Other
                                                 ---------------                          -------------     -----
                             Position(s) Held    Term Served in  Principal Occupation(s)     Fund        Directorships
                             ----------------    --------------  -----------------------     ----        -------------
                                with Trust          Office        During Past 5 Years       Complex        Held by
                                ----------          ------        -------------------       -------        -------
  Name, Address, and Age                                                                    Overseen       Trustee**
  ----------------------                                                                    --------       ---------
----------------------------------------------------------------------------------------------------------------------
Robert J. Zion               Vice                Indefinite;     Mr. Zion is a                 8            None
Five Tower Bridge,           President,          Since: 7/20/95  Principal of Hirtle
300 Barr Harbor Drive,       Secretary &                         Callaghan, and has
W. Conshohocken, PA 19428    Treasurer                           been employed by that
Age: 40                                                          firm for more than the
                                                                 last five years.
----------------------------------------------------------------------------------------------------------------------

* Messrs. Callaghan and Hirtle may each be deemed to be an "interested person," as defined by the Investment Company Act, because of their employment with Hirtle, Callaghan & Co., Inc., the overall investment adviser to the Trust. **The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

Independent Trustees. The following table sets forth certain information about the Independent Trustees.

----------------------------------------------------------------------------------------------------------------------
                                                                                            Number of
                                                                                            ---------
                                                 Term of Office;                          Portfolios in     Other
                                                 ---------------                          -------------     -----
                             Position(s) Held    Term Served in  Principal Occupation(s)     Fund        Directorships
                             ----------------    --------------  -----------------------     ----        -------------
                              with Trust and        Office        During Past 5 Years       Complex        Held by
                              --------------        ------        -------------------       -------        -------
  Name, Address, and Age            Age                                                     Overseen       Trustee*
  ----------------------            ---                                                     --------       --------
----------------------------------------------------------------------------------------------------------------------
Ross H. Goodman              Trustee             Indefinite;     For more than the past        8            None
Five Tower Bridge,                               Since: 7/20/95  five years, Mr.
300 Barr Harbor Drive,                                           Goodman has been Vice
W. Conshohocken, PA 19428                                        President of American
Age: 54                                                          Industrial Management
                                                                 & Sales, Northeast,
                                                                 Inc. or its
                                                                 predecessors
                                                                 (manufacturing
                                                                 representative).
----------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling           Trustee             Indefinite;     For more than the past        8            None
Five Tower Bridge,                               Since: 7/20/95  five years, Mr. Kling
300 Barr Harbor Drive,                                           has been associated
W. Conshohocken, PA 19428                                        with CRA Real Estate
Age: 59                                                          Securities, L.P., a
                                                                 registered investment
                                                                 adviser and indirect,
                                                                 wholly owned
                                                                 subsidiary of ING
                                                                 Group.
----------------------------------------------------------------------------------------------------------------------
R. Richard Williams          Trustee             Indefinite;     For more than the last        8            None
Five Tower Bridge,                               Since: 7/15/99  five years, Mr.
300 Barr Harbor Drive,                                           Williams has served as
W. Conshohocken, PA 19428                                        the Chief Executive
Age: 57                                                          Officer and President
                                                                 of Valquip Corporation
                                                                 (flow control
                                                                 distribution).
----------------------------------------------------------------------------------------------------------------------
Richard W. Wortham, III      Trustee             Indefinite;     For more than the past        8            None
Five Tower Bridge,                               Since: 7/20/95  five years, Mr.
300 Barr Harbor Drive,                                           Wortham has been
W. Conshohocken, PA 19428                                        President of Video
Age: 64                                                          Rental of
                                                                 Pennsylvania, Inc. and
                                                                 its parent, Houston
                                                                 VMC, Inc.
----------------------------------------------------------------------------------------------------------------------

* The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

Compensation Arrangements. Each of the Independent Trustees receives from the Trust a fee of $1,000 per meeting of the Board attended (except in the case of a committee meeting held on the same day as a meeting of the Board, in which case a single meeting fee is paid) and is reimbursed for expenses incurred in connection with each such meeting. The Affiliated Trustees and the Trust's officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2002 (excluding reimbursed expenses).

          ------------------------------------------------------------------------------------------------------------
                 Name                         Aggregate           Pension            Estimated             Total
                 ----                         ---------           -------            ---------             -----
                                            Compensation        Retirement         Benefits Upon        Compensation
                                            ------------        ----------         -------------        ------------
                                             From Trust        Benefits From      Retirement From        From Trust
                                             ----------        -------------      ---------------        ----------
                                                                   Trust              Trust
                                                                   -----              -----
          ------------------------------------------------------------------------------------------------------------
            Ross H. Goodman                    $5,000               none               none               $5,000
            Jarrett Burt Kling                 $4,000               none               none               $4,000
            R. Richard Williams                $5,000               none               none               $5,000
            Richard W. Wortham, III            $4,000               none               none               $4,000
          ------------------------------------------------------------------------------------------------------------

Trustee Ownership of Securities of The Hirtle Callaghan Trust. The table below sets forth the extent of each Trustee's beneficial interest in shares of the Portfolios as of December 31, 2001. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust's Portfolios held by members of a Trustee's immediate family.

-------------------------------------------------------------------------------------------------------------------------------
                          Donald E.             Jonathan J.        Ross H.       Jarrett Burt      R. Richard      Richard W.
                          ---------             -----------        -------       ------------      ----------      ----------
                          Callaghan               Hirtle           Goodman           Kling          Williams       Wortham, III*
                          ---------               ------           -------           -----          --------       ------------
-------------------------------------------------------------------------------------------------------------------------------
Value Equity               c                      e                a                  c              e              a
-------------------------------------------------------------------------------------------------------------------------------
Growth Equity              c                      e                a                  e              e              a
-------------------------------------------------------------------------------------------------------------------------------
Small Cap. Equity          d                      e                a                  e              e              a
-------------------------------------------------------------------------------------------------------------------------------
Internat'l. Equity         c                      e                a                  e              e              a
-------------------------------------------------------------------------------------------------------------------------------
Intermed. Term
Muni Bond                  c                      e                a                  e              e              a
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income               c                      c                a                  a              a              a
-------------------------------------------------------------------------------------------------------------------------------
High Yield                 c                      d                a                  a              a              a
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income II            a                      a                a                  a              a              a
-------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar
Range of Trust
Shares                     e                      e                a                  e              e              a
-------------------------------------------------------------------------------------------------------------------------------


Note:    a =          None                      d =          $50,001 - $100,000
         b =          $1 - $10,000              e =          Over $100,000
         c =          $10,001 - $50,000

* Richard W. Wortham serves as a trustee for the Wortham Foundation which holds shares of The Value Equity, Growth Equity, Small Capitalization Equity, International Equity and High Yield Bond Portfolios, which holdings had values at December 31, 2001 of over $100,000 in each Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

Multi-Manager Structure. The Trust expects to use the multi-manager structure for a Portfolio from time to time when such strategy appears advisable for the particular Portfolio. At present, The Value Equity, Growth Equity, Small Capitalization Equity, International Equity and Fixed Income II Portfolios each employ the multi-manager structure. Under this structure, the Trust allocates portions of a Portfolio's assets among two or more Specialist Managers with differing investment styles and/or security selection disciplines. The Trust monitors the performance of both the overall Portfolio and of each Specialist Manager. From time to time, the Trust may reallocate Portfolio assets among individual Specialist Managers, or recommend that particular Specialist Managers be hired or terminated, when the Trust believes the action is appropriate to achieve the overall objectives of the particular Portfolio. For example, a reallocation may be recommended by Hirtle Callaghan and considered by the Board in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager or otherwise affect that Specialist Manager's particular investment style.

The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers' performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

The Trust selects Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Trust may recommend that the services of a Specialist Manager be terminated. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager's firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or
(d) prolonged poor performance relative to the relevant benchmark index. The Board's authority to retain Specialist Managers is subject to the provisions of
Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company's board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading "Management of the Trust: Investment Advisory Arrangements." The Board has authorized the Trust's officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. There can be no assurance that the requested order will be issued by the SEC.

Investment Advisory Arrangements. As described in the Prospectus, Hirtle Callaghan has entered into a written consulting agreement with the Trust ("Hirtle Callaghan Agreement"). The Hirtle Callaghan Agreement will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The Hirtle Callaghan Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Hirtle Callaghan Agreement permits the Trust to use the name "Hirtle Callaghan." In the event, however, that the Hirtle Callaghan Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name "Hirtle Callaghan" and to change the name of the Trust as soon as is reasonably practicable. The Hirtle Callaghan Agreement further provides that Hirtle Callaghan will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the Hirtle Callaghan Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.

Portfolio Management Contracts. The Trust has also entered into investment advisory contracts (each, a "Portfolio Management Contract") on behalf of each of the Portfolios with one or more of the Specialist Managers. Although the Trust is served by several different Specialist Managers, each of the contracts that govern these advisory relationships include a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, misfeasance, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and
(ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days' written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
Contract Approvals. The Hirtle Callaghan Agreement was approved by the Trust's initial shareholder on July 21, 1995, following the approval of the Board (including a majority of the Independent Trustees) at a meeting of the Board held on July 20, 1995; that agreement was last approved for continuation by the Board on March 12, 2002. The most recent shareholder and Board approval of the Portfolio Management Contract of each Specialist Manager is set forth in the table below. In determining whether it was appropriate to approve the Hirtle Callaghan Agreement and each of the Portfolio Management Contracts, the Board requested information, provided by Hirtle Callaghan and the Specialist Managers, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

Based on its review of the information requested and provided, the Board determined that the Hirtle Callaghan Agreement and each of the Portfolio Management Contracts are consistent with the best interests of each applicable Portfolio and its shareholders, and enables each Portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders. The Board made these determinations on the basis of the following considerations, among others (additional considerations with regard to certain Specialist Managers are set forth in the section below describing each such Specialist Manager):

..        The fairness and reasonableness of the investment advisory fees payable to Hirtle Callaghan and the Specialist Manager under the Hirtle Callaghan Agreement and Portfolio Management Contract, respectively, with respect to each Portfolio, in light of the investment advisory services provided, the costs of these services, the comparability of the fees to the fees charged with respect to comparable mutual funds, and the profitability of Hirtle Callaghan's and the Specialist
         Manager's relationships with the applicable Portfolio;

..        The nature, quality and extent of the investment advisory services provided by Hirtle Callaghan and the Specialist Managers, with respect to each Portfolio, and the performance of the Portfolios managed by Hirtle Callaghan and each Specialist Manager and comparable funds or other accounts managed by the Specialist Manager, including the success of the Portfolios in achieving stated investment objectives;

..        Each of Hirtle Callaghan's and the Specialist Manager's representations regarding its staffing and capabilities to manage (or supervise the management of) each Portfolio, including the retention of personnel with significant relevant portfolio management experience; and

..        The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of Hirtle Callaghan and each Specialist Manager.

In reaching its decision to approve the Hirtle Callaghan Agreement and Portfolio Management Contracts, the Board did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board concluded that the Hirtle Callaghan Agreement and each Portfolio Management Contract enabled the applicable Portfolio to obtain high quality services at costs that it deemed appropriate and reasonable and that approval of each agreement was in the best interest of each Portfolio and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board unanimously approved the Hirtle Callaghan Agreement and each Portfolio Management Contract.

The Portfolio Management Contracts and the Portfolios to which they relate are set forth below:

-------------------- --------------------------- ------------------ -------------------- --------------------
     Portfolio           Specialist Manager      Served Portfolio        Most Recent Contract Approval
                                                                    -------------------- --------------------
                                                       Since            Shareholders           Board
-------------------- --------------------------- ------------------ -------------------- --------------------
The Value Equity     Institutional Capital           Inception        January 12, 1998      March 12, 2002
Portfolio            Corporation ("ICAP")/(1)/    (August 25, 1995)


                                                 ------------------- -------------------- -------------------
                     SSgA Funds Management,       July 2, 2001        July 27, 2001        June 12, 2001
                     Inc. ("SSgA")/(2)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The Growth Equity    Jennison Associates LLC         Inception        July 21, 1995        March 12, 2002
Portfolio            ("Jennison")/(3)/             (August 8, 1995)


                                                 ------------------ -------------------- --------------------
                     SSgA Funds Management,       July 2, 2001        July 27, 2001        June 12, 2001
                     Inc. ("SSgA")/(4)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The Small            Geewax/(5)/                  April 1, 1998       June 15, 1998        March 12, 2002
Capitalization
Equity Portfolio                                 ------------------ -------------------- --------------------
                     Frontier Capital             Inception           December 16, 1999    March 12, 2002
                     Management Company          (September 5,
                     ("Frontier")/(6)/               1995)
                                                 ------------------ -------------------- --------------------
                     Sterling Johnston Capital    December 1, 2000    December 1, 2000     March 12, 2002
                     Management, Inc.
                     ("Sterling Johnston")/(7)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The International    Capital Guardian Trust       April 28, 2000       July 26, 2000       March 12, 2002
Equity Portfolio     Company
                     ("CapGuardian")/(8)/
                                                 ------------------ -------------------- --------------------
                     Artisan Partners Limited     July 23, 1999        July 23, 1999       March 12, 2002
                     Partnership ("Artisan")/(9)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The Intermediate     Deutsche Asset                  Inception         July 1, 1998        March 12, 2002
Term Municipal       Management, Inc.             (July 1, 1998)
Bond Portfolio       ("Deutsche ")/(10)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The Fixed Income     Deutsche/(10)/                  Inception         July 1, 1998        March 12, 2002
Portfolio                                         (July 1, 1998)
-------------------- --------------------------- ------------------ -------------------- --------------------
The High Yield       Morgan Stanley                  Inception      September 25, 2000     March 12, 2002
Bond Portfolio       Investments LP ("MSI")       (September 26,
                     /(11)/                            2000)
                                                 ------------------ -------------------- --------------------
                     W.R. Huff Asset               July 5, 2002        June 28, 2002       May 16, 2002
                     Management Co., L.L.C.
                     ("Huff")/(12)/
-------------------- --------------------------- ------------------ -------------------- --------------------
The Fixed Income      MSI/(11)/                      Inception      September 25, 2000     March 12, 2002
II Portfolio                                      (September 26,
                                                       2000)
                                                 ------------------ -------------------- --------------------
                     BlackRock Advisors, Inc.      September 24,       July 27, 2001        June 12, 2001
                     ("BlackRock")/(13)/              2001
-------------------- --------------------------- ------------------ -------------------- --------------------


(1) ICAP has served as a Specialist Manager for The Value Equity Portfolio since the Portfolio's inception pursuant to a Portfolio Management Contract between ICAP and the Trust ("ICAP Agreement"), first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. An amendment to the ICAP Agreement was approved by the Board on November 21, 1997 and shareholders of The Value Equity Portfolio on January 12, 1998. Pursuant to the amendment, the fee payable to ICAP by The Value Equity Portfolio was increased from 0.30% of the average net assets of that portion of the Portfolio managed by ICAP to 0.35% of such assets. The amendment first became effective on February 2, 1998. See, "Investment Advisory Fees" in this Statement of Additional Information. In approving the continuance of the Portfolio

Management Contract with ICAP, the Board considered, among other things, the fact that ICAP has served the Portfolio since its inception; has throughout the period maintained a consistent value-oriented investment style; has experienced little turnover in investment personnel responsible for day-do-day investment decisions for the Portfolio; and has achieved favorable performance when measured against the relevant benchmark index.

(2) SSgA replaced Geewax Terker & Co. ("Geewax") as a Specialist Manager for The Value Equity Portfolio following Board approval of an interim portfolio management agreement ("Interim Agreement") on July 2, 2001, and as permitted under Rule 15a-4 of the Investment Company Act. The Interim Agreement was replaced by a final Portfolio Management Contract between SSgA and the Trust ("SSgA Value Contract") following its approval by the Board and by the shareholders of The Value Equity Portfolio, on the dates indicated in the table. The terms and conditions of the SSgA Value Contract were, in all material respects, the same as those of the agreement pursuant to which Geewax served the Portfolio except that the fee to which SSgA is entitled (0.04% of the assets allocated to it by the Board) is significantly lower than the fee charged by the prior manager (0.30% of the Portfolio assets allocated to it by the Board). In approving the SSgA Value Contract, the Board compared SSgA's passive, index replication style with the quantitative, active management investment style followed by Geewax and the performance achieved by it and the cost, benefit and risk associated with SSgA's index approach, in light of the anticipated allocation of 40% of the Portfolio's assets to the index approach.

(3) Jennison has served as a Specialist Manager for The Growth Equity Portfolio since the Portfolio's inception, pursuant to a Portfolio Management Contract between Jennison and the Trust, first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. In approving the continuance of the Portfolio Management Contract with Jennison, the Board considered, among other things, the fact that Jennison has served the Portfolio since its inception; has throughout the period maintained a consistent growth-oriented investment style; has achieved continuity in investment style and approach and has achieved favorable performance when measured against the relevant benchmark index. The Board also considered information provided to it by Hirtle Callaghan comparing Jennison's performance with that of its industry peer group.

(4) SSgA replaced Goldman Sachs Asset Management ("GSAM") as a Specialist Manager for The Growth Equity Portfolio following Board approval of an interim portfolio management agreement ("Interim Agreement") on July 2, 2001, and as permitted under Rule 15a-4 of the Investment Company Act. The Interim Agreement was replaced by a final Portfolio Management Contract between SSgA and the Trust ("SSgA Growth Contract") following its approval by the Board and by the shareholders of The Growth Equity Portfolio, on the dates indicated in the table. The terms and conditions of the SSgA Growth Contract were, in all material respects, the same as those of the agreement pursuant to which GSAM served the Portfolio except that the fee to which SSgA is entitled (0.04% of the assets allocated to it by the Board) is significantly lower than the fee charged by the prior manager (0.30% of the Portfolio assets allocated to it by the Board). In approving the SSgA Growth Contract, the Board compared SSgA's passive, index replication style with the quantitative, active management investment style followed by GSAM and the performance achieved by it and the cost, benefit and risk associated with SSgA's index approach, in light of the anticipated allocation of 40% of the Portfolio's assets to the index approach.

(5) Geewax replaced the prior manager as a Specialist Manager for The Small Capitalization Equity Portfolio following Board approval of the Portfolio Management Contract between Geewax and the Trust on March 18, 1998 and as permitted under Rule 15a-4 of the Investment Company Act, as then in effect. Such contract is substantially the same as the corresponding agreement between the Trust and the prior manager, and provides for the payment to Geewax by the Portfolio of the same advisory fee as was paid by the prior manager. The Portfolio Management Contract between Geewax and the Trust provides that Geewax's indemnification obligation with respect to information provided to the Trust by Geewax in connection with certain filings made by the Trust with the SEC will not apply unless Geewax has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless Geewax is notified in writing of any claim for indemnification within specified periods. In approving the continuance of the Portfolio Management Contract with Geewax, the Board considered, among other things, the tri-manager structure of the Portfolio and the extent to which Geewax's proprietary investment models would continue to complement the bottom-up investment approach to which each of the Portfolio's other Specialist Managers adheres.

(6) Frontier has served as a Specialist Manager for The Small Capitalization Equity Portfolio since the Portfolio's inception, pursuant to a Portfolio Management Contract between Frontier and the Trust ("Frontier Contract"), first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. The Frontier Contract was last submitted to shareholders of the Portfolio, following approval by the Board on November 2, 1999, in connection with the acquisition of Frontier by Affiliated Managers Group, Inc. ("AMG"), a Boston-based asset management holding company; shares of AMG are listed on the New York Stock Exchange ("NYSE"). In approving the continuance of the Frontier Contract, the Board considered, among other things, the fact that Frontier has served the Portfolio since its inception; has throughout the period maintained a consistent investment style with little turnover in investment personnel charged with responsibility for day-to-day investment decisions for the Portfolio; and has achieved favorable performance when measured against the relevant benchmark index and its industry peer group.

(7) Sterling Johnston was approved to serve as an additional Specialist Manager to The Small Capitalization Equity Portfolio pursuant to a Portfolio Management Contract between the Trust and Sterling Johnston ("Sterling Johnston Contract"), which became effective on December 1, 2000, and was approved by the Board on October 18, 2000, and the shareholders of the Portfolio on the date indicated in the table. As indicated in the Prospectus, an amendment to the Sterling Johnston Contract was approved by the Board on October 18, 2000 and by the shareholders of the Portfolio on December 1, 2000. Pursuant to such amendment, Sterling Johnston may be entitled to receive performance-based compensation under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information. In approving the continuance of the Sterling Johnston Contract, the Board considered, among other things, Sterling Johnston's commitment to a fundamental "stock-picking" and growth oriented investment approach, which complemented both Frontier's bottom-up, stock-selection process and qualitative approach of the Geewax firm. The Board also considered the investment experience and continuity in the investment approach of Sterling Johnston's founder and chief investment officer.

(8) CapGuardian replaced the prior manager as a Specialist Manager for The International Equity Portfolio following Board approval of an interim portfolio management agreement ("Interim Agreement') on April 28, 2000, and as permitted under Rule 15a-4 of the Investment Company Act. The Interim Agreement was replaced by a final Portfolio Management Contract between CapGuardian and the Trust ("CapGuardian Contract") following its approval by the Board on April 14, 2002, and by the shareholders of The International Equity Portfolio, on the date indicated in the table. As indicated in the Prospectus, the CapGuardian Contract provides for the payment of performance-based compensation to CapGuardian under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information. In approving the continuance of the CapGuardian Contract, the Board considered the unique nature of CapGuardian's selection process, which emphasized stock selections made by individual members of an internationally based investment team; the qualifications of those members of the CapGuardian investment team who were responsible for making day-to-day investment decisions for The International Equity Portfolio; and the composite performance track record achieved by CapGuardian under varying market conditions. The Board also considered Hirtle Callaghan's view that the investment approach of CapGuardian and Artisan would likely complement one another in the context of the current market for international securities. In order to correct an error in the language of the compensation schedule included in the CapGuardian Contract as initially approved by shareholders, an amendment to the CapGuardian Contract was approved by the Board on June 12, 2001 and the shareholders on July 27, 2001. The amendment, which is effective with respect to periods after August 1, 2001, clarifies that, while advisory fees and the performance component are calculated on an annualized basis, advisory fee payments to CapGuardian are paid quarterly. CapGuardian is a wholly owned subsidiary of The Capital Group of Companies, Inc., a group of companies that provides institutional investment services.

(9) Artisan was approved to serve as an additional Specialist Manager to The International Equity Portfolio pursuant to a Portfolio Management Contract between Artisan and the Trust ("Artisan Contract"), which became effective and was approved by the Board on June 8, 1999, and the shareholders of the Portfolio on the date indicated in the table. The terms and conditions of the Artisan Contract, as in effect through September 30, 2001, provided for an advisory fee of 0.40% of the Portfolio's assets assigned to Artisan, but did not include fee reductions at higher asset levels. As indicated in the Prospectus, an amendment to the Artisan Contract was approved by the Board on June 8, 1999 and by the shareholders of the International Equity Portfolio on July 23, 1999 and was effective as of October 1, 2001. Pursuant to such amendment, Artisan may be entitled to receive performance-based compensation for periods beginning October 1, 2001 and thereafter under certain circumstances. See, "Investment Advisory Fees" in this Statement of Additional Information. In approving the continuance of the Artisan Contract, the Board considered the continuity in Artisan's investment personnel and its emphasis on fundamental research about individual issuers rather than country or sector selection and the likelihood that this approach would continue to complement the investment efforts of the much larger CapGuardian team.

(10) Deutsche (formerly Morgan Grenfell Asset Management) has served as the Specialist Manager of The Fixed Income and Intermediate Term Municipal Bond Portfolios since their inception, pursuant to a Portfolio Management Contract between Deutsche and the Trust, first approved by the Portfolio's initial shareholder on July 1, 1998, and by the Board on November 4, 1997. The Portfolio Management Contracts between Deutsche and the Trust relating to these Portfolios respectively provide that Deutsche's indemnification obligation with respect to information provided to the Trust by Deutsche in connection with certain filings made by the Trust with the SEC will not apply unless Deutsche has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless Deutsche is notified in writing of any claim for indemnification within specified periods. In approving the continuance of the Portfolio Management Contracts with Deutsche relating to these Portfolios, the Board considered, among other things, the fact that Deutsche has served the Portfolios since their inception; has maintained a consistent value-oriented investment style and has maintained continuity in the identity of the investment personnel responsible for day-to-day investment decisions for the Portfolios. The Board approved an amendment to each of the Portfolio Management Contracts between Deutsche and the Trust on June 12, 2001. The amendment reduced the investment advisory fee paid to Deutsche from 0.275% of each Portfolio's average daily net assets to 0.255% of such assets. Prior to the Board's approval, Deutsche waived this portion of its investment advisory fee for services rendered on and after April 1, 2001.

(11) MSI (formerly Miller Anderson & Sherrerd LP) has served as Specialist Manager for The High Yield Bond and Fixed Income II Portfolios since their inception, pursuant to a Portfolio Management Contract between MSI and the Trust, first approved by the Portfolio's initial shareholder on July 1, 1998, and by the Board on June 13, 2000. The Portfolio Management Contracts between MSI and the Trust relating to these Portfolios each provide that MSI' indemnification obligation with respect to information provided to the Trust by MSI in connection with certain filings made by the Trust with the SEC will not apply unless MSI has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless MSI is notified in writing of any claim for indemnification within specified periods. In approving the continuance of the Portfolio Management Contracts with MSI, the Board considered, among other things, the expertise of MSI in the fixed income securities markets, continuity of investment personnel and a consistent investment style for each Portfolio.

(12) Huff was retained by the Trust to serve as a second Specialist Manager for The High Yield Bond Portfolio pursuant to a Portfolio Management Contract that became effective and was approved by the Board and the shareholders of the Portfolio on the dates indicated in the table. The Portfolio Management Contract between Huff and the Trust provides that Huff's indemnification obligation with respect to information provided to the Trust by Huff in connection with certain filings made by the Trust with the SEC will not apply unless Huff has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless Huff is notified in writing of any claim for indemnification within specified periods. In approving the Portfolio Management Contract with Huff, the Board considered, among other things, the expertise and performance track record of Huff in the high yield securities markets, the fundamental research methodologies employed by Huff, and the likelihood that this experience and the methodologies would complement the expertise of the other Specialist Manager serving The High Yield Bond Portfolio.

(13) BlackRock was retained by the Trust to serve as a second Specialist Manager for The Fixed Income II Portfolio pursuant to a Portfolio Management Contract that became effective and was approved by the Board and the shareholders of the Portfolio on the dates indicated in the table. The Portfolio Management Contract between BlackRock and the Trust provides that BlackRock's indemnification obligation with respect to information provided to the Trust by BlackRock in connection with certain filings made by the Trust with the SEC will not apply unless BlackRock has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless BlackRock is notified in writing of any claim for indemnification within specified periods. In approving the Portfolio Management Contract with BlackRock, the Board considered, among other things, the expertise and performance track record of BlackRock in the mortgage-backed and asset-backed securities markets and the likelihood that this experience would complement the expertise of the other Specialist Manager serving The Fixed Income II Portfolio. BlackRock is wholly owned by BlackRock, Inc., a company whose shares are publicly traded on the NYSE (Symbol BLK). PNC Asset Management, Inc. holds a majority interest in BlackRock, Inc., and is in turn wholly owned by PNC Investment Holdings, Inc., which is, in turn, wholly owned by PNC Bank, N.A., a wholly owned subsidiary of PNC Bancorp, Inc. and an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc., shares of which are traded on the NYSE (Symbol PNC).

Investment Advisory Fees: Hirtle Callaghan. The table below sets forth the advisory fees received by Hirtle Callaghan from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio's average daily net assets, during the periods indicated.

                                                      Fiscal Year     Fiscal Year     Fiscal Year
                                                         Ended           Ended           Ended
                                                     June 30, 2002   June 30, 2001   June 30, 2000
                                                     -------------   -------------   -------------
    The Value Equity Portfolio                         $150,936         $133,723        $106,974
    The Growth Equity Portfolio                        $180,217         $164,761        $145,244
    The Small Capitalization Equity Portfolio          $158,139         $134,551        $120,203
    The International Equity Portfolio                 $201,402         $162,276        $163,389
    The Intermediate Municipal Bond Portfolio          $113,889         $105,427        $ 70,408
    The Fixed Income Portfolio                         $ 68,498         $ 64,744        $ 58,825
    The High Yield Bond Portfolio                      $ 75,142         $ 43,107           N/A
    The Fixed Income II Portfolio                      $ 91,369         $ 70,100           N/A

Investment Advisory Fees: Specialist Managers. In addition to the fees paid by the Trust to Hirtle Callaghan, each of the Portfolios pays a fee to its Specialist Manager(s). In the case of The Value Equity, The Growth Equity, The Intermediate Term Municipal Bond, The Fixed Income, The High Yield and The Fixed Income II Portfolios, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio's assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust's Prospectus.

In the case of The Small Capitalization Equity and The International Equity Portfolios, the Board and the shareholders of each of these Portfolios have approved arrangements whereby one or more of the Specialist Managers may, under certain circumstances, receive performance-based compensation. Such arrangements are designed to increase a Specialist Manager's fee with respect to those periods in which superior investment performance is achieved and to reduce that fee when the performance achieved falls below a specified performance index. This type of performance-based fee structure is known as a "fulcrum fee." Shareholders should be aware that each of these fulcrum fee arrangements could increase or decrease the fee payable to the Specialist Manager involved and that such increases could occur in declining markets if the decline in the investment return achieved by the Specialist Manager is less than the decline in the total return of the applicable performance index. The receipt of performance-based compensation by those Specialist Managers who have entered into fulcrum fee arrangements described are subject to certain conditions contained in separate exemptive orders issued by the SEC. Artisan, CapGuardian and Sterling Johnston have received such orders. The Portfolios, Specialist Managers and the relevant benchmark index ("Benchmark Index") for each Portfolio with respect to which a fulcrum fee arrangement is applicable, are:

             Portfolio                   Specialist Manager                 Benchmark Index
             ---------                   ------------------                 ---------------
    The Small Capitalization             Sterling Johnston            Russell 2000 Growth Index(R)
    Equity Portfolio

    The International                       CapGuardian          Morgan Stanley Capital International
    Equity Portfolio                          Artisan           Europe, Australasia and Far East Index
                                                                        ("MSCI EAFE")

Each Benchmark Index is an unmanaged index of securities, the performance of which does not reflect management fees and other expenses associated with direct investments in securities.

Sterling Johnston. Currently, Sterling Johnston receives a fee based on the average daily net asset value of that portion of the assets of The Small Capitalization Equity Portfolio allocated to Sterling Johnston ("Sterling Johnston Account"), at an annual rate of 0.40% (40 basis points). After the initial one-year period beginning December 1, 2001, Sterling Johnston's fee payment will be subject to an adjustment upwards or downwards to the base fee depending upon the investment results achieved by it. This performance fee arrangement is set forth in an amendment ("Sterling Johnston Performance Fee Amendment") to the Sterling Johnston Contract and was approved by the shareholders of The Small Capitalization Equity Portfolio on December 1, 2000.

Under the performance fee arrangement, Sterling Johnston will be rewarded for performance that exceeds the total return of the Benchmark Index ("Index Return") by a factor of at least 0.40% (40 basis points) and to reduce Sterling Johnston's compensation with respect to periods during which lesser performance is achieved. The arrangement calls for the payment to Sterling Johnston of a quarterly fee that is subject to adjustment by a factor referred to as the "Performance Component." Each such quarterly payment will consist of 0.10% (10 basis points) plus or minus 1/4 of the Performance Component multiplied by the average net assets of the Sterling Johnston Account for the immediately preceding 12-month period, on a "rolling basis." ("Rolling basis" means that, at each quarterly fee calculation, the Gross Total Return of the Sterling Johnston Account, the Index Return and the average net assets of the Sterling Johnston Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation). The Performance Component is equal to 25% of the difference between (i) the total return of the Sterling Johnston Account calculated without regard to expenses incurred in the operation of the Sterling Johnston Account ("Gross Total Return") and (ii) the Index Return plus a performance hurdle of 0.40% (40 basis points).

A key feature of the performance fee arrangement is the inclusion in the above formula of the 40 basis point "performance hurdle." This performance hurdle is equal to the annual Base Fee and its effect is that Sterling Johnston will earn a performance adjustment only with respect to the value that its portfolio management adds to the Sterling Johnston Account after taking into account the cost -- before any performance adjustment is made -- of Sterling Johnston's portfolio management services.

Another important feature of the performance fee arrangement is that, under the terms of the Performance Fee Amendment, Sterling Johnston's annual fee may not exceed 0.80% (80 basis points) of the average daily net assets of the Sterling Johnston Account or 0.20% (20 basis points) per quarter. Sterling Johnston's annual fee may, however, fall to zero under certain circumstances. Shareholders should be aware that one consequence of the Sterling Johnston Performance Fee Amendment is that Sterling Johnston could be entitled to a higher fee even during periods when the value of the Portfolio declines. This could occur, however, only if the decline in the value of the Benchmark Index is greater than the decline in the value of the Portfolio.

Because the Sterling Johnston Performance Fee Amendment provides that no performance adjustment will be paid until the arrangement has been in effect for 12 months, it is possible that payments of the base fee made to Sterling Johnston during the first 9 months of such period may exceed the appropriate performance adjusted fee. To address this possibility, the Performance Amendment provides for a "recoupment feature" with respect to the first 12 months during which the Performance Amendment is in effect. This feature will be applicable only if the aggregate of the payments to Sterling Johnston made with respect to the initial 12-month period exceeds the performance adjusted fee to which Sterling Johnston would be entitled with respect to such period under the Sterling Johnston Performance Fee Amendment. In this event, advisory fees payable to Sterling Johnston with respect to each succeeding quarter will be reduced until the difference between the aggregate quarterly fees received by Sterling Johnston with respect to the initial 12-month period and such performance adjusted fee is fully recouped by the Sterling Johnston Account.

The following table sets forth the fee to which Sterling Johnston would be entitled, assuming that it performs at the indicated levels relative to the Benchmark Index. The highlighted entry is the "fulcrum point" -- the performance that Sterling Johnston must achieve in order to receive an unadjusted fee:

If the Performance of the Sterling Johnston Account:                                Sterling Johnston will receive
                                                                                               a fee of:
Is less than the Russell 2000 Growth Index by:                   -1.20% or more                0.00000%
Is less than the Russell 2000 Growth Index by:                       -1.00%                    0.05000%
Is less than the Russell 2000 Growth Index by:                       -0.80%                    0.10000%
Is less than the Russell 2000 Growth Index by:                       -0.60%                    0.15000%
Is less than the Russell 2000 Growth Index by:                       -0.40%                    0.20000%
Is less than the Russell 2000 Growth Index by:                       -0.20%                    0.25000%
Equals the Russell 2000 Growth Index:                                 0.00%                    0.30000%
Exceeds the Russell 2000 Growth Index by:                             0.20%                    0.35000%
Exceeds the Russell 2000 Growth Index by:                             0.40%                    0.40000%

If the Performance of the Sterling Johnston Account:                                Sterling Johnston will receive
                                                                                             a fee of:
Exceeds the Russell 2000 Growth Index by:                             0.60%                    0.45000%
Exceeds the Russell 2000 Growth Index by:                             0.80%                    0.50000%
Exceeds the Russell 2000 Growth Index by:                             1.00%                    0.55000%
Exceeds the Russell 2000 Growth Index by:                             1.20%                    0.60000%
Exceeds the Russell 2000 Growth Index by:                             1.40%                    0.65000%
Exceeds the Russell 2000 Growth Index by:                             1.60%                    0.70000%
Exceeds the Russell 2000 Growth Index by:                             1.80%                    0.75000%
Exceeds the Russell 2000 Growth Index by:                         2.00% or more                0.80000%

CapGuardian. CapGuardian is entitled to receive compensation for its services based in part on the performance achieved by that portion of the assets of The International Equity Portfolio allocated to CapGuardian ("CapGuardian Account"). This performance fee arrangement is set forth in the CapGuardian Contract approved by the shareholders of the Portfolio on July 26, 2000 and CapGuardian was entitled to performance-based compensation after an initial one-year period beginning August 1, 2000. The arrangement is designed to reward CapGuardian for performance that exceeds the total return of the Benchmark Index by a factor of at least 0.40% (40 basis points) and to reduce CapGuardian's compensation with respect to periods during which lesser performance is achieved.

Under the performance arrangement, CapGuardian is entitled to receive a quarterly fee that is subject to adjustment by a factor referred to as the "Performance Component." Each such quarterly payment will consist of 0.10% (or 10 basis points) plus or minus 1/4 of the Performance Component multiplied by the average net assets of the CapGuardian Account for the immediately preceding 12-month period, on a "rolling basis." ("Rolling Basis" means that, at each quarterly fee calculation, the Gross Total Return of the CapGuardian Account, the MSCI EAFE Index Return and the average net assets of the CapGuardian Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation.) The Performance Component is equal to 12.5% of the difference between (i) the total return of the CapGuardian Account calculated without regard to expenses incurred in the operation of the CapGuardian Account ("Gross Total Return") and (ii) MSCI EAFE Index Return plus a performance hurdle of 0.40% (or 40 basis points).

Under this fee arrangement, the maximum annual fee payable to CapGuardian is 0.60% (60 basis points) or 0.15% (15 basis points) per quarter. The minimum annual fee is 0.20% (20 basis points) or 0.05% (5 basis points) per quarter. This performance arrangement requires that no performance adjustment would be paid until the arrangement had been in effect for 12 months, which 12-month period ended on August 1, 2001. To address this possibility, the CapGuardian Contract provided for a "recoupment feature" with respect to the first 12 months during which the CapGuardian Contract is in effect. This feature is applicable because the aggregate of the payments to CapGuardian made with respect to the initial 12-month period exceeded the performance adjusted fee to which CapGuardian was entitled with respect to the period. Because of this recoupment feature, advisory fees payable to CapGuardian with respect to each succeeding quarter will be reduced until the difference between the aggregate quarterly fees received by CapGuardian with respect to the initial 12-month period and such performance adjusted fee is fully recouped by the CapGuardian Account.

The following tables illustrates the above-described fee structure; the highlighted entry is the "fulcrum point" -- the performance that CapGuardian must achieve in order to receive an unadjusted fee:

If the performance of the CapGuardian Account --                      CapGuardian will receive a fee of:
---------------------------------------------                         ----------------------------------
is lower than the MSCI EAFE Index by:             -1.20% or more                         0.20000%
is lower than the MSCI EAFE Index by:                 -1.00%                             0.22500%
is lower than the MSCI EAFE Index by:                 -0.80%                             0.25000%
is lower than the MSCI EAFE Index by:                 -0.60%                             0.27500%
is lower than the MSCI EAFE Index by:                 -0.40%                             0.30000%
is lower than the MSCI EAFE Index by:                 -0.20%                             0.32500%
equals to the MSCI EAFE Index:                         0.00%                             0.35000%
exceeds the MSCI EAFE Index by:                        0.20%                             0.37500%
exceeds the MSCI EAFE Index by:                        0.40%                             0.40000%

exceeds the MSCI EAFE Index by:                        0.60%                             0.42500%
exceeds the MSCI EAFE Index by:                        0.80%                             0.45000%
exceeds the MSCI EAFE Index by:                        1.00%                             0.47500%
exceeds the MSCI EAFE Index by:                        1.20%                             0.50000%
exceeds the MSCI EAFE Index by:                        1.40%                             0.52500%
exceeds the MSCI EAFE Index by:                        1.60%                             0.55000%
exceeds the MSCI EAFE Index by:                        1.80%                             0.57500%
exceeds the MSCI EAFE Index by:                    2.00% or more                         0.60000%

Artisan. Until October 1, 2002, Artisan received a fee based on the average daily net asset value of that portion of the assets of The International Equity Portfolio allocated to Artisan ("Artisan Account"), at an annual rate of 0.40% (40 basis points). After the initial one-year period beginning October 1, 2001, Artisan's fee payment is subject to an adjustment upwards or downwards to the base fee depending upon the investment results achieved by it. This performance fee arrangement is set forth in an amendment ("Artisan Performance Fee Amendment") to the Artisan Contract that was approved by the shareholders of The International Equity Portfolio on July 23, 1999.

Under the performance fee arrangement, Artisan will be rewarded for performance that exceeds the total return of the Benchmark Index ("Index Return") by a factor of at least 0.40% (40 basis points) and Artisan's compensation will be reduced with respect to periods during which lesser performance is achieved. Under the performance fee arrangement, Artisan receives a quarterly fee that is subject to adjustment by a factor referred to as the "Performance Component." Each such quarterly payment will consist of 0.10% (or 10 basis points) plus or minus 1/4 of the Performance Component multiplied by the average net assets of the Artisan Account for the immediately preceding 12-month period, on a "rolling basis." ("Rolling basis" means that, at each quarterly fee calculation, the Gross Total Return of the Artisan Account, the Index Return and the average net assets of the Artisan Account for the most recent quarter will be substituted for the corresponding values of the earliest quarter included in the prior fee calculation.) The Performance Component is equal to 25% of the difference between (i) the total return of the Artisan Account calculated without regard to expenses incurred in the operation of the Artisan Account ("Gross Total Return") and (ii) the Index Return plus a performance hurdle of 0.40% (or 40 basis points).

A key feature of the performance fee arrangement is the inclusion in the above formula of the 40 basis point "performance hurdle." This performance hurdle is equal to the annual Base Fee and its effect is that Artisan will earn a performance adjustment only with respect to the value that its portfolio management adds to the Artisan Account after taking into account the cost -- before any performance adjustment is made -- of Artisan's portfolio management services.

Another important feature of the performance fee arrangement is that, under the terms of the Artisan Performance Fee Amendment, Artisan's annual fee may not exceed 0.80% (80 basis points) of the average daily net assets of the Artisan Account or 0.20% (20 basis points) per quarter. Artisan's annual fee may, however, fall to zero under certain circumstances. Shareholders should be aware that one consequence of the Artisan Performance Fee Amendment is that Artisan could be entitled to a higher fee even during periods when the value of the Portfolio declines. This could occur, however, only if the decline in the value of the Benchmark Index is greater than the decline in the value of the Portfolio.

The following table sets forth the fee to which Artisan would be entitled, assuming that it performs at the indicated levels relative to the Benchmark Index. The highlighted entry is the "fulcrum point" -- the performance that Artisan must achieve in order to receive an unadjusted base fee:

If the Performance of the Artisan Account:                                          Artisan will receive a fee of:
Is less than the MSCI EAFE Index by:                     -1.20% or more                        0.00000%
Is less than the MSCI EAFE Index by:                         -1.00%                            0.05000%
Is less than the MSCI EAFE Index by:                         -0.80%                            0.10000%
Is less than the MSCI EAFE Index by:                         -0.60%                            0.15000%
Is less than the MSCI EAFE Index by:                         -0.40%                            0.20000%
Is less than the MSCI EAFE Index by:                         -0.20%                            0.25000%
Equals the MSCI EAFE Index:                                   0.00%                            0.30000%

If the Performance of the Artisan Account:                                          Artisan will receive a fee of:
Exceeds the MSCI EAFE Index by:                                       0.20%                    0.35000%
Exceeds the MSCI EAFE Index by:                                       0.40%                    0.40000%
Exceeds the MSCI EAFE Index by:                                       0.60%                    0.45000%
Exceeds the MSCI EAFE Index by:                                       0.80%                    0.50000%
Exceeds the MSCI EAFE Index by:                                       1.00%                    0.55000%
Exceeds the MSCI EAFE Index by:                                       1.20%                    0.60000%
Exceeds the MSCI EAFE Index by:                                       1.40%                    0.65000%
Exceeds the MSCI EAFE Index by:                                       1.60%                    0.70000%
Exceeds the MSCI EAFE Index by:                                       1.80%                    0.75000%
Exceeds the MSCI EAFE Index by:                                   2.00% or more                0.80000%

Specialist Manager Fees. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers during each of the Trust's last three fiscal years:

Specialist Manager            Portfolio             Advisory Fee Rate/(1)/              Actual Fee Paid for Fiscal Year Ended
------------------            ---------             ----------------------              -------------------------------------
                                                                                                       June 30,
                                                                                                       --------
                                                                                           2002          2001          2000
                                                                                           ----          ----          ----
ICAP                          Value Equity        0.35% of average net assets          $598,348      $476,668      $449,718
Geewax Terker/(2)/            Value Equity        0.30% of average net assets                NA       389,331       256,377
SSgA/(2)/                     Value Equity        0.04% of average net assets          $ 52,216            NA            NA

Jennison                      Growth Equity       0.30% of average net assets          $663,925       554,784       581,880
Goldman Sachs                 Growth Equity       0.30% of average net assets                NA       142,755       289,592
Asset Management/(3)/

SSgA                          Growth Equity       0.04% of average net assets          $ 55,531            NA            NA

Frontier                      Small Cap           0.45% of average net assets          $735,435       800,497       624,660
Geewax                        Small Cap           0.30% of average net assets          $234,668       186,156       304,790
Sterling Johnston/(4)/        Small Cap           0.40% of average net assets          $298,473       116,624            NA

CapGuardian/(5)/              International       0.40% of average net assets          $688,661       620,070       121,994
Artisan/(6)/                  International       0.40% of average net assets          $845,346       678,104       494,601

Deutsche                      Intermediate Term   0.255% of average net assets/(7)/    $580,816       579,831       387,247

Deutsche                      Fixed Income        0.255% of average net assets/(7)/    $349,332       356,081       323,541

MSI                           High Yield Bond     0.375% of average net assets         $563,555       323,305            NA
Huff/(8)/                     High Yield Bond     0.50% of average net assets                NA            NA            NA

MSI                           Fixed Income II     0.275% of average net assets         $442,062       385,549            NA
                                                  of first $200 million; 0.250%
                                                  of the next $200 million in
                                                  such assets; 0.200% of such
                                                  assets over $400 million
BlackRock                     Fixed Income II     0.25% of average net assets of       $ 54,955            NA            NA
                                                  first $100 million; 0.20% of
                                                  such assets over $100 million

(1) Rate shown applies to that portion of the indicated Portfolio's assets allocated to the specified Specialist Manager.
(2) Geewax Terker served as Specialist Manager from March 8, 1999 to June 29, 2001. Effective July 2, 2002, SSgA replaced Geewax Terker as a Specialist Manager of The Value Equity Portfolio.
(3) Goldman Sachs Asset Management served as Specialist Manager from October 1, 1997 to June 26, 2001. Effective July 2, 2001, SSgA replaced Goldman Sachs as a Specialist Manager of The Growth Equity Portfolio.

(4) Effective December 4, 2000, Sterling Johnston became a Specialist Manager for The Small Capitalization Equity Portfolio. Currently, Sterling Johnston receives a base fee at an annual rate of 0.40% (or 40 basis points) of the average net assets of the Portfolio allocated to it. After the initial one-year period beginning December 1, 2001, Sterling Johnston's fee payment will be subject to an adjustment upwards or downwards depending upon the investment results achieved by it (See "Investment Advisory Fees:
     Specialist Managers" earlier in this Statement of Additional Information). During the periods shown, such performance-based fee arrangements were not in effect.

(5) Effective April 28, 2000, CapGuardian replaced Brinson Partners, Inc. For the fiscal year ended June 30, 2000, The International Equity Portfolio paid advisory fees to Brinson Partners, Inc. of $683,433. Under its Portfolio Management Contract with the Trust, CapGuardian is entitled to receive a base fee at an annual rate of 0.40% (or 40 basis points) of the average net assets of the Portfolio allocated to it, subject to an adjustment upwards or downwards depending upon the investment results achieved by it (See "Investment Advisory Fees: Specialist Managers" earlier in this Statement of Additional Information). CapGuardian's fee payment for the fiscal year ended June 30, 2002 reflects a 10% reduction applied to the base fee due to investment results achieved by CapGuardian.

(6) Effective July 23, 1999, Artisan became a Specialist Manager for The International Equity Portfolio. Until October 1, 2002, Artisan received a base fee a fee at an annual rate of 0.40% (or 40 basis points) based on the average daily net assets of the Portfolio allocated to it. After the initial one-year period beginning October 1, 2001, Artisan's fee payment is subject to an adjustment upwards or downwards depending upon the investment results achieved by it (See "Investment Advisory Fees: Specialist Managers" earlier in this Statement of Additional Information). During the periods shown, such performance-based fee arrangements were not in effect.

(7) Effective June 12, 2001, the fees payable to Deutsche by The Intermediate Term Municipal Bond Portfolio and The Fixed Income Portfolio were decreased to 0.255% of the average daily net assets of each of these Portfolios. In addition, during the period April 1, 2001 through June 12, 2001, Deutsche waived 0.02% of its fee. This waiver is reflected in the figures shown.
(8) Huff became an additional Specialist Manager for The High Yield Bond Portfolio, effective July 1, 2002.

Administration, Distribution, and Related Services. BISYS Fund Services, Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust's administrator. BISYS performs similar services for mutual funds other than the Trust. BISYS and its affiliated companies are wholly owned by The BISYS Group, Inc., a publicly held company [NYSE: BSG] which is a provider of information processing, loan servicing and 401(k) administration and record keeping services to and through banking and other financial organizations.

Services performed by BISYS include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust's registration statement and amendments thereto; and (d) maintenance of the Trust's registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, BISYS or its affiliates also serve as the Trust's transfer and dividend disbursing agent, as well as the Trust's accounting agent and receives fees for such services. For its services, BISYS receives a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate as indicated in the table below:

               Portfolio                                                       Fee
               ---------                                                       ---
    Value Equity, Growth Equity, Small               0.115% of aggregate average net asset levels up to $1.4 billion;
    Capitalization Equity, and                       0.105% of such assets over $1.4 billion up to $1.75 billion and;
    International Equity Portfolios                  0.095% of such assets over $1.75 billon

    The Intermediate Term Municipal                  0.095% of aggregate average net assets levels up to $6 million;
    Bond Fixed Income, High Yield                    0.085% of such assets over $600 million up to $750 million and;
    Bond, Fixed Income II Portfolios                 0.075% of such assets over $750 million

For the fiscal years ended June 30, 2000, 2001 and 2002, BISYS, as Administrator received administration fees in the following amounts for each of the
Portfolios:

                                                         Fiscal Year         Fiscal Year       Fiscal Year
                                                            Ended              Ended              Ended
                                                         June 30, 2002      June 30, 2001     June 30, 2000
                                                         -------------      -------------     -------------
The Value Equity Portfolio                                 $346,144           $307,555          $260,045
The Growth Equity Portfolio                                $413,325           $378,942          $334,068
The Small Capitalization Portfolio                         $362,686           $309,461          $276,474
The International Equity Portfolio                         $461,859           $373,227          $375,804
The Intermediate Municipal Bond Portfolio                  $213,167           $199,605          $133,775
The Fixed Income Portfolio                                 $128,238           $122,592          $111,767
The High Yield Bond Portfolio                              $140,659           $ 81,460            N/A
The Fixed Income II Portfolio                              $171,060           $132,578            N/A

BISYS Fund Services, LP is the Trust's principal underwriter pursuant to an agreement approved by the Board on July 19, 1996, and last approved on June 12, 2001. Because shares of the Trust's Portfolio's are available only to clients of Hirtle Callaghan and financial intermediaries that have established a relationship with Hirtle Callaghan, the distribution services provided by BISYS are limited. BISYS has received no commissions or other compensation pursuant to such agreement.

Bankers Trust Company is the Trust's custodian and is an affiliate of Deutsche Asset Management, Inc., which serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio and The Fixed Income Portfolio. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust's Portfolios. The custodian is compensated at the rate of 0.025% of the Trust's domestic assets and 0.08% of the Trust's foreign assets. The offices of the custodian are located at 16 Wall Street, New York, New York 10007.

            FURTHER INFORMATION ABOUT THE TRUST'S INVESTMENT POLICIES

As stated in the Prospectus, the Trust currently consists of eight portfolios, each with its own investment objectives and policies. These portfolios are The Equity Portfolios --The Value Equity, Growth Equity, Small Capitalization Equity and International Equity and The Income Portfolios --The Fixed Income, Intermediate Term Municipal Bond, High Yield Bond, and Fixed Income II Portfolios. The following discussion supplements the discussion of the investment risks associated with the types of investments that may be made by Specialist Managers on behalf of the Portfolios. The table below summarizes the range of investments that the individual Portfolios are permitted to acquire. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information.

Further, as indicated in the Prospectus, that portion of the assets of The Value Equity Portfolio and The Growth Equity Portfolio ("Index Accounts") that have been allocated to SSgA and the indexing strategy that SSgA has been retained to provide, may be invested exclusively in securities included in the benchmark index associated with the Value Equity and Growth Equity Portfolios, respectively, provided that SSgA is authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).

----------------------------------------------------------------------------------------------------------------
Investment Instrument             Value   Growth   Small Cap   Intern'l  Interm.   Fixed   High Yld.   Fixed II
---------------------             -----   ------   ---------   --------  -------   -----   ---------   --------
----------------------------------------------------------------------------------------------------------------
1)       ADRs and EDRs              x        x                    x
----------------------------------------------------------------------------------------------------------------
2)       Agencies                   *        *         *          *        *         x         x          x
----------------------------------------------------------------------------------------------------------------
3)       Asset-Backed Securities                                                     x         x          x
----------------------------------------------------------------------------------------------------------------
4)       Brady Bonds                                                                           x          x
----------------------------------------------------------------------------------------------------------------
5)       Cash Equivalents           *        *         *          *        *         x         x          x
----------------------------------------------------------------------------------------------------------------
6)       Collateralized                                                              x         x          x
         Mortgage Obligations
----------------------------------------------------------------------------------------------------------------
7)       Commercial Paper           *        *         *          *        *         x         x          x
----------------------------------------------------------------------------------------------------------------
8)       Common Stock               x        x         x          x
----------------------------------------------------------------------------------------------------------------
9)       Convertibles               x        x                                       x         x          x
----------------------------------------------------------------------------------------------------------------
10)      Corporates                                                                  x         x          x
----------------------------------------------------------------------------------------------------------------
11)      Emerging Markets                                         x                            x          x
         Securities
----------------------------------------------------------------------------------------------------------------
12)      Depositary Receipt                                                                    x          x
----------------------------------------------------------------------------------------------------------------
13)      Floaters                                                                              x          x
----------------------------------------------------------------------------------------------------------------
14)      Foreign Currency                                         x                            x          x
----------------------------------------------------------------------------------------------------------------
15)      Foreign Equity (US $)      x        x                    x                            x          x
----------------------------------------------------------------------------------------------------------------
16)      Foreign Equity (non-US $)                                x                            x          x
----------------------------------------------------------------------------------------------------------------
17)      Foreign Fixed Income                                                                  x          x
         Securities
----------------------------------------------------------------------------------------------------------------
18)      Mortgage Securities                                                         x         x          x
----------------------------------------------------------------------------------------------------------------
19)      Forwards                  **       **        **          x                  x         x          x
----------------------------------------------------------------------------------------------------------------
20)      Futures                   **       **        **         **                            x          x
----------------------------------------------------------------------------------------------------------------
21)      High Yield Securities                                                                 x          x
----------------------------------------------------------------------------------------------------------------
22)      Inverse Floaters                                                                      x          x
----------------------------------------------------------------------------------------------------------------
23)      Investment Companies       x        x         x          x        x         x         x          x
         (incl. SPDRs)
----------------------------------------------------------------------------------------------------------------
24)      Loan (Participations.                                                                 x          x
         and Assignments.)
----------------------------------------------------------------------------------------------------------------
25)      Municipals                                                        x         x         x          x
----------------------------------------------------------------------------------------------------------------
26)      Options                   **       **        **         **                            x          x
----------------------------------------------------------------------------------------------------------------
27)      Preferred Stock            x        x         x          x                            x          x
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Investment Instrument              Value   Growth   Small Cap   Intern'l  Interm.   Fixed   High Yld.   Fixed II
---------------------              -----   ------   ---------   --------  -------   -----   ---------   --------
------------------------------------------------------------------------------------------------------------------
28)      REITS                      x        x         x          x                  x         x          x
------------------------------------------------------------------------------------------------------------------
29)      Repurchase Agreements      *        *         *          *        *         x         x          x
------------------------------------------------------------------------------------------------------------------
30)      Reverse Repurchase         *        *         *          *        *         x         x          x
         Agreements
------------------------------------------------------------------------------------------------------------------
31)      Rights                                                   x                            x          x
------------------------------------------------------------------------------------------------------------------
32)      Stripped Mortgage                                                                     x          x
         Backed
------------------------------------------------------------------------------------------------------------------
33)      Securities Lending                                                                    x          x
------------------------------------------------------------------------------------------------------------------
34)      Short Sales               **       **        **         **                            x          x
------------------------------------------------------------------------------------------------------------------
35)      Step-Up Bonds                                                                         x          x
------------------------------------------------------------------------------------------------------------------
36)      Structured Investments                                                                x          x
------------------------------------------------------------------------------------------------------------------
37)      Structured Notes                                                                      x          x
------------------------------------------------------------------------------------------------------------------
38)      Swaps                                                                                 x          x
------------------------------------------------------------------------------------------------------------------
39)      U.S. Governments           *        *         *          *        *         x         x          x
------------------------------------------------------------------------------------------------------------------
40)      Warrants                                                 x                            x          x
------------------------------------------------------------------------------------------------------------------
41)      When-Issued Securities                                            x         x         x          x
------------------------------------------------------------------------------------------------------------------
42)      Yankees and Eurobonds                                                       x         x          x
------------------------------------------------------------------------------------------------------------------
43)      Zero Coupons Agencies                                                                 x          x
------------------------------------------------------------------------------------------------------------------

   * Money market instruments for cash management or temporary purposes Italics = derivative investments ** For hedging purposes

Municipal Securities. As stated in the Prospectus, The Intermediate Term Municipal Bond Portfolio and to a lesser extent, each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to "general obligations" and/or "revenue obligations" may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

Municipal Leases, Certificates of Participation and Other Participation Interests. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectus. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios' respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio's participation interest in the underlying municipal security, plus accrued interest.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

Tax-Exempt Commercial Paper. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid

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

from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Pre-Refunded Municipal Securities. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio's credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service ("IRS") will agree with such counsel's opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as

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

equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on each Municipal Portfolio's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Portfolio's total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

Private Activity Bonds. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

Mortgage-Backed and Asset-Backed Securities.

Mortgage-Backed Securities. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Mortgage-backed securities include securities issued by non-governmental entities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs

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

in that they issue multiple classes of securities, including "regular" interests and "residual" interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios' policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.

Asset-Backed Securities. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index").

Money Market Instruments.

Repurchase Agreements. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a "repo counterparty"). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust's custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a "loan." If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust's custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; the Income Portfolios may acquire these instruments as described in the Prospectus. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Variable and Floating Rate Instruments," below.

Bank Obligations. Bank Obligations may include certificates of deposit, time deposits and bankers' acceptances. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs")

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

are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

Variable and Floating Rate Instruments. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio's investment objectives. A "variable rate instrument" is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A "floating rate instrument" is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio's investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

Other Fixed Income Securities and Strategies.

Custodial Receipts. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S.


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

Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service (the "IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

When-Issued Securities. Fixed income securities may be purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, however, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances.

Loan Participations and Assignments. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Portfolio may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Structured Products. One common type of security is a "structured" product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Zero Coupon Securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio's limitation on investments in illiquid securities.

Foreign Investments.

Foreign Securities and Foreign Government Securities. American Depositary Receipts ("ADRs") are dollar-denominated receipts generally issued in registered form by domestic banks, that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets, may be sponsored by the foreign issuer of the underlying security or may be unsponsored. The International Equity Portfolio, The Value Equity Portfolio and The Growth Equity Portfolio are permitted to invest in ADRs. Additionally, these portfolios may invest in European Depositary Receipts ("EDRs"). EDRs are similar to ADRs but are issued and traded in Europe. EDRs are generally issued in bearer form and denominated in foreign currencies and, for this reason, are subject to the currency risks described above. For purposes of the Trust's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock. ADR or EDR programs may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs or EDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs or EDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result.

The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. The Portfolio may invest in foreign government securities in the form of ADRs. Foreign government securities also include debt securities of supranational entities. Currently, The Fixed Income Portfolio intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (the "World Bank"), the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

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Currency Related Instruments. As indicated in the Prospectus, certain Portfolios may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.

About Currency Transactions and Hedging. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

Foreign Currency Options and Related Risks. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Forward Foreign Currency Exchange Contracts. To the extent indicated in the Prospectus, the Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio's exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio's exposure to foreign currency fluctuations from one country to another. For example, when the

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

Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging." The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio's securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Hedging Instruments.

Options. To the extent indicated in the Prospectus, the Portfolios may, consistent with its investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

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

About Options on Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.

Option Purchases. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

Option Writing. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio's Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio's Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is "covered." For this purpose, "covered" means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

Options on Securities Indices. Options on securities indices may by used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the portfolio to be hedged. Options on stock indices are settled

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

exclusively in cash.

Risk Factors Relating to the Use of Options Strategies. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a "closing purchase transaction," (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

Futures Contracts And Related Instruments. To the extent indicated in the Prospectus, the Portfolios may use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. A Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, a Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use.

About Futures Contracts and Options on Futures Contracts. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for "delivery" of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Stock Index Futures Contracts. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

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Futures Contracts on Debt Securities. Futures contracts on debt securities, often referred to as "interest rate futures," obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

Options on Futures Contracts. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller's futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

Risk Considerations Relating to Futures Contracts and Related Instruments. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading "Hedging Through the Use of Options: Risk Factors Relating to the Use of

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

Options Strategies." In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

Margin and Segregation Requirements Applicable to Futures Related Transactions. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

Other Hedging Instruments. As permitted under the Investment Company Act, a Portfolio may invest up to 5% of its total assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. Certain of the Portfolios may, however, invest in instruments known as Standard & Poor's Depositary Receipts or "SPDRs" as part of each portfolio's overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a "Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.

                             INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 10) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.

A Portfolio may not:

1. Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio's assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2. Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

3. Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio's permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's Prospectus.

4. Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's Prospectus shall not constitute issuance of a senior security.

5. Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust's Prospectus.

8. Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio's investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust's Prospectus.

9. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

10. With respect to The Intermediate Term Municipal Bond Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.

The following investment restrictions (11 through 14) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

11. A Portfolio may not make short sales of securities or maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust's Prospectus.

12. A Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

13. Assets of any Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.

14. The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio's name. For purposes of such an investment policy, "assets" includes the Portfolio's net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy. Any notice required to be delivered to shareholders of such Portfolios for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice

     Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

     a. The Value Equity Portfolio will invest at least 80% of its assets in equity securities.
     b. The Growth Equity Portfolio will invest at least 80% of its assets in equity securities.
     c. The Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of "small-cap" issuers.
     d. The International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.
     e. The Fixed Income Portfolio will invest at least 80% of its assets in fixed income securities of all types.
     f. The High Yield Bond Portfolio will invest at least 80% of its assets in those fixed income securities (sometimes referred to as "junk bonds") that are rated below the fourth highest category assigned by one of the major independent rating agencies or below, or of comparable quality.
     g. The Fixed Income II Portfolio will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies, or deemed of comparable quality.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust's shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.

                      PORTFOLIO TRANSACTIONS AND VALUATION

Portfolio Transactions. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager's other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated.

          Portfolio                                    Year Ended         Year Ended      Year Ended
                                                       ----------         ----------      ----------
                                                     June 30, 2002     June 30, 2001   June 30, 2000
                                                     -------------     -------------   -------------
          Value Equity/(1)/                          $     282,736     $     407,870   $     321,193
          Growth Equity/(1)/                         $     495,044     $     429,076   $     272,099
          Small Capitalization Equity/(2)/           $   1,611,352     $   1,047,176   $     594,413
          International Equity/(3)/                  $     915,904     $   1,083,894   $   1,776,643
          Intermediate Term Municipal Bond                     -0-     $           4             -0-
          Fixed Income                                         -0-               -0-             -0-
          High Yield Bond                            $       4,408     $           1         NA/(4)/
          Fixed Income II/(2)/                       $      13,987     $      21,492         NA/(4)/


     (1) During the fiscal year ended 6/30/02, a prior Specialist Manager was replaced and a second Specialist Manager was retained by this Portfolio.
     (2) During the fiscal year ended 6/30/01 a prior Specialist Manager was replaced and a second Specialist Manager was retained by this Portfolio.
     (3) During the fiscal year ended 6/30/00 a prior Specialist Manager was replaced and a second Specialist Manager was retained by this Portfolio.
     (4)  This Portfolio commenced operations on September 26, 2000.

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust's Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.

The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Equity Portfolios to any broker/dealer with which such Portfolio may be deemed to be an affiliate during the Trust's last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each Portfolio. "NA" indicates that during the relevant period, the indicated broker was not considered an affiliate of the specified Portfolio. None of the Income Portfolios paid any brokerage commissions during the relevant periods.

                                                        Value Equity                     Growth Equity
                                                        ------------                     -------------
                                               ------------------------------- -------------------------------
                                                 2002      2001       2000       2002       2001       2000
          Prudential Securities Inc./(1)/
          Commissions paid ($)                    NA        NA         NA         NA         NA         260
          % of commissions                        NA        NA         NA         NA         NA        0.09%
          % of transactions                       NA        NA         NA         NA         NA        0.05%

          Union Swiss Bank/(2)/
          Commissions paid ($)                    NA        NA         NA         NA         NA         NA
          % of commissions                        NA        NA         NA         NA         NA         NA
          % of transactions                       NA        NA         NA         NA         NA         NA

          Goldman Sachs & Co./(3)/
          Commissions paid ($)                    NA      10,663     10,034       NA       42,192     14,138
          % of commissions                        NA       2.61%      3.12%       NA        9.83%      5.19%
          % of transactions                       NA       1.48%      1.40%       NA        6.26%      6.95%


                                                Small Capitalization Equity         International Equity
                                              -------------------------------- -------------------------------
                                                2002       2001       2000       2002       2001      2000
           Prudential Securities Inc./(1)/
           Commissions paid ($)                 $22,334      NA         NA         NA         NA        NA
           % of commissions                      1.38%       NA         NA         NA         NA        NA
           % of transactions                     0.83%       NA         NA         NA         NA        NA

           Union Swiss Bank/(2)/
           Commissions paid ($)                   NA         NA         NA         NA         NA        342
           % of commissions                       NA         NA         NA         NA         NA       .01%
           % of transactions                      NA         NA         NA         NA         NA       .01%

           Goldman Sachs & Co./(3)/
           Commissions paid ($)                   NA       16,368      6,608       NA       69,710    131,399
           % of commissions                       NA        1.56%      1.11%       NA       6.43%      7.39%
           % of transactions                      NA        1.51%      5.70%       NA       5.77%      8.03%


--------

  (1) Both Prudential Securities Incorporated and Jennison Associates LLC, which serves as a Specialist Manager of The Growth Equity Portfolio, are wholly owned subsidiaries of The Prudential Insurance Company of America.
  (2) Both UBS AG and Brinson Partners, Inc. LLC, which served as a Specialist Manager of The International Equity Portfolio until April 28, 2000, were wholly owned subsidiaries of Union Swiss Bank during such period.
  (3) Goldman Sachs Asset Management, a division of Goldman Sachs & Co., served as a Specialist Manager of The Growth Equity Portfolio until June 26, 2001.

In no instance will portfolio securities be purchased from or sold to Specialist Managers, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. Investment decisions for the several Portfolios are made independently from those of any other client accounts (which may include mutual funds) managed or advised by a Specialist Manager. Nevertheless, it is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

Portfolio Turnover. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Fixed Income II Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Fixed Income II Portfolio has historically had significant portfolio turnover (e.g., over 300%/year), and it is anticipated that such portfolio turnover will continue in the future.

Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio's turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio's securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust's Portfolios during the last two fiscal years are set forth in the table below.

           Portfolio                                     Fiscal Year Ended       Fiscal Year Ended
           ---------                                       June 30, 2002           June 30, 2001
                                                           -------------           -------------
           Value Equity                                           66.24%            138.97%/(1)/
           Growth Equity                                          58.55%                  95.66%
           Small Capitalization Equity                           144.98%                 134.43%
           International Equity                                   40.22%                  80.80%
           Intermediate Term Municipal Bond                       27.82%                  31.02%
           Fixed Income Bond                                     118.94%                 130.52%
           High Yield Bond                                        51.06%          33.23%/(2)(3)/
           Fixed Income II                                       475.78%            342.57%/(3)/


(1) Extensive changes in the companies represented in the benchmark index for this Portfolio occurred during this period and substantial changes were made in the structure of the Portfolio in light of such changes.
(2) The High Yield Bond and The Fixed Income II Portfolios commenced operations on September 26, 2000.
(3) Significant use of forward commitments and off-setting sales of underlying securities.

Valuation. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security's fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust's Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. As noted in the Prospectus, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization Equity Portfolio and The High Yield Bond Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The remaining Income Portfolios will declare dividends daily, with payments on a monthly basis. The International Equity Portfolio will declare dividends semi-annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

Tax Information. Each of the Trust's Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code for the fiscal year ending June 30, 1996 and intends to continue to so qualify. Accordingly, it is the policy of each Portfolio to distribute to its shareholders by December 31 of each calendar year (i) at least 98% of its ordinary income for such year; (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year; and (iii) any amounts from the prior calendar year that were not distributed. If a Portfolio fails to so qualify, that Portfolio may be subject to Federal corporate tax on its reportable income and capital gain. The following discussion and related discussion in the Prospectus do not purport to be a complete description of all tax implications of an investment in the Trust. In addition, such information relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. A shareholder should consult with his or her own tax adviser for more information about Federal, state, local or foreign taxes. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Trust, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

Distributions of net investment income and short-term capital gains are taxable to shareholders as ordinary income. Distributions paid by a Portfolio out of long-term capital gain are taxable to those investors who are subject to income tax as long-term capital gain, regardless of the length of time the investor has owned shares in the portfolio. The rate at which such gains will be taxed, however, will depend on the length of time the Portfolio held the assets that generated the gain. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Trust designates the amount distributed by any Portfolio as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by that Portfolio for its taxable year. It is expected that dividends from domestic corporations will be part of the gross income for one or more of the Portfolios and, accordingly, that part of the distributions by such Portfolios may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a particular Portfolio's gross income attributable to qualifying dividends is largely dependent on that Portfolio's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if shares of such Portfolio held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of net investment income and short-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Trust shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Trust are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

The Trust is required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Trust shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Trust shares may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Trust with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Trust with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Tax Matters Relating to the Use of Certain Hedging Instruments and Foreign Investments. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a "Section 1256 contract" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain "straddles," may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Under the Code, dividends or gains derived by a Portfolio from any investment in a "passive foreign investment company" or "PFIC" -- a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other "passive income" or 50% or more of the assets of which produce "passive income" -- may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In addition, any such tax will not itself give rise to a deduction or credit to the Portfolio or to any shareholder. In order to avoid the tax consequences described above, those Portfolios authorized to invest in foreign securities will attempt to avoid investments in PFICs, or will elect to mark-to-market and recognize ordinary income each year with respect to any such investments.

                                   PERFORMANCE

From time to time, a Portfolio may state its total return in sales literature and investor presentations. Total return may be stated for any relevant period specified. Any statements of total return will be accompanied by information on that Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from the inception of that Portfolio's operations. The Trust may also advertise aggregate and average total return information over different periods of time for the various Portfolios. The average annual compounded rate of return for a Portfolio is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the formula P(1+T)/n = ERV. For purposes of this formula, the variables represent the following values:

         P = a hypothetical initial purchase of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of hypothetical $1,000 initial purchase at the end of the period.

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. From time to time, evaluations of a Trust's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Trusts. Investors should note that the investment results of each of the Trust's Portfolios will fluctuate over time, and any presentation of a Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                   HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware business trust on December 15, 1994, and is registered with the SEC as an open-end diversified, series, management investment company. The Trust currently offers shares of eight investment portfolios, each with a different objective and differing investment policies. The Trust may organize additional investment portfolios in the future. Prior to June 29, 2000, the Trust also offered shares of an additional short-term municipal bond portfolio. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust's Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this Prospectus, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients' accounts. As of the date of this Statement of Additional Information, the Trust has not made this feature available to any such investment manager.

As a Delaware business trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board's selection of the Trust's independent public accountants. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

Principal Securityholders. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of October 10, 2002. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust's Portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.

----------------------------------------------------------------------------------------------------------------------
                                                                          Inter-
                                                                          mediate
                                                 Small                     Term                  High
   Name and Address of      Value     Growth      Cap.       Internat'l   Municipal     Fixed    Yield     Fixed
      Record Holder         Equity    Equity     Equity        Equity      Bond         Income   Bond    Income II
      -------------         ------    ------     ------       -------    ---------     --------  ----    ---------
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank               91.10%     84.34%     68.81%      69.42%
PO Box  9005  Church  St.
Station
New York, NY 10008
----------------------------------------------------------------------------------------------------------------------
Mac & Company                           5.04%       5.52%                                                    35.57%
P.O. Box 3198
Pittsburgh, PA 15230
----------------------------------------------------------------------------------------------------------------------
Saxon & Co.                                                    8.55%
78 PGH Pen. Brinson
PO Box 7780-1888
Philadelphia, PA 19182
----------------------------------------------------------------------------------------------------------------------
Saxon & Co.
PGH Pen. Morgan Grenfell
PO Box 7780-1888
Philadelphia, PA 19182
----------------------------------------------------------------------------------------------------------------------
Saxon & Co.
20-10-002-1044861
PO Box 7780-1888
Philadelphia, PA 19182
----------------------------------------------------------------------------------------------------------------------
Saxon & Co.                                                                                      13.15%
20-10-002-1043158
PO Box 7780-1888
Philadelphia, PA 19182
----------------------------------------------------------------------------------------------------------------------
Infid & Company                                                            9.99%                  9.06%       8.51%
P.O. Box 9005 Church St.
Station
New York, NY 10008
----------------------------------------------------------------------------------------------------------------------
Batrus & Company                                                           77.29%       88.97%   49.03%      50.03%
P.O. Box 9005 Church St.
Station
New York, NY 10008
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                          Inter-
                                                                         mediate
                                                  Small                   Term                   High
   Name and Address of      Value     Growth      Cap.       Internat'l  Municipal      Fixed    Yield     Fixed
      Record Holder         Equity    Equity     Equity      Equity        Bond         Income   Bond    Income II
      -------------         ------    ------     ------      --------   ---------      --------  ----    ---------
----------------------------------------------------------------------------------------------------------------------
Aerostructures Corp.                                5.74%      8.21%                             11.05%
Master Retirement,
Bankers Trust, TTEE
100 Plaza One MS
JCY03-0408
Jersey City, NJ 07311
----------------------------------------------------------------------------------------------------------------------
National City                                       9.02%
Berea College
P.O. Box 94984
Cleveland, OH 44101-4984
----------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest. The Trust, Hirtle Callaghan and each of the Trust's Specialist Managers, as well as the Trust's Distributor, have adopted codes of ethics (each, a "17j-1 Code") under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC") serves as the Trust's independent accountants. The Trust's financial statements as of June 30, 2002, have been audited by PWC, whose address is Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103. Such statements and accompanying report are set forth in the Trust's Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

                                Ratings Appendix

                      Ratings for Corporate Debt Securities

Moody's Investors Service, Inc.                         Standard & Poor's Corporation

Aaa                                                     AAA

Judged to be of the best quality; smallest degree of    This is the highest rating assigned by S&P to a debt
investment risk.                                        obligation and indicates an extremely strong
                                                        capacity to pay principal and interest.

Aa                                                      AA

Judged to be of high quality by all standards;          Also qualify as high-quality debt obligations.
together with Aaa group, comprise what are generally    Capacity to pay principal and interest is very strong.
known as "high grade bonds."


A                                                       A

Possess many favorable investment attributes and are    Strong capacity to pay principal and interest,
to be considered as obligations.                        although securities in this category are somewhat
                                                        upper medium grade more susceptible to the adverse
                                                        effects of changes in circumstances and economic
                                                        conditions.

Baa                                                     BBB

Medium grade obligations, i.e. they are neither         Bonds rated BBB are regarded as having an adequate
highly protected nor poorly secured. Interest           capacity to pay principal and interest. Although
payments and principal security appear adequate         they normally exhibit adequate protection
for present but certain protective elements may be      parameters, adverse economic conditions or changing
lacking or unreliable over time. Lacking in             circumstances are more likely to lead to a weakened
outstanding investment characteristics and have         capacity to pay principal and interest for bonds in
speculative characteristics as well.                    this category than for bonds in the A category.

Ba                                                      BB

Judged to have speculative elements: their future       Bonds rated BB are regarded, on balance, as
cannot be considered as well assured.  Often the        predominantly speculative with respect to the
protection of interest and principal payments may       issuer's capacity to pay interest and repay
every moderate and thereby not well safeguarded         principal in accordance with the terms of the
during both good and bad times over the future.         obligation.  While such bonds will likely have some
Uncertainty of position characterize bonds in this      quality and protective characteristics, these are
class.                                                  outweighed by large uncertainties or major risk
                                                        exposures to adverse conditions.

B                                                       CI

Generally lack characteristics of the desirable         Reserved for income bonds on which no interest is
investment. Assurance of interest and principal         being paid.
payments or of maintenance of other terms of the
contract over any long period of time may be small.

Caa                                                     D

Of poor standing, such issues may be in default or      In payment default. The D rating category is used
there may be present elements of danger with            when interest payments or principal payments are
respect to principal or interest.                       not made on the date due even if the applicable
                                                        grace period has not expired, unless S&P's believes
                                                        that such payments will be made during such grace
                                                        period. The D rating also will be used upon the
                                                        filing of a bankruptcy petition if debt service
                                                        payments are jeopardized.

Ca

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        Ratings For Municipal Securities

The following summarizes the two highest ratings used by Standard & Poor's Corporation for short term notes:

     SP-1 -- Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

     SP-2 -- Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short term notes:

     MIG-1/VIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-1/VIG-2 -- Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

The following summarizes the two highest ratings used by Standard & Poor's Corporation for commercial paper:

     Commercial Paper rated A-1 by Standard & Poor's Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for commercial paper:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Part C:   OTHER INFORMATION

Item 23.  Exhibits

(a)   (1)    Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.

(a)   (2)    Amended and Restated Declaration and Agreement of Trust (as amended
             November 9, 1995) (Incorporated herein by reference to Item 1(b) contained in Post-Effective Amendment No. 4, filed with the Securities and Exchange Commission on December 16, 1996.)

(b)   Amended Bylaws of the Trust (as amended November 9, 1995 and July 15,
      1999)Incorporated herein by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

(c) [instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)   Investment Advisory Agreements

      (1) Consulting Agreement between the Trust and Hirtle, Callaghan & Co., Inc. (Incorporated herein by reference to Item 24(b) contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (2)    (a)   Portfolio Management Contract between the Trust and
                   Institutional Capital Corporation related to the Value Equity
                   Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (2)    (b)   Amendment to the Portfolio Management Contract between the
                   Trust and Institutional Capital Corporation related to the Value Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective Amendment No. 9 filed on with the Securities and Exchange Commission April 13,
                   1998.)

      (3) Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to the Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (4) Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to the Growth Equity Portfolio. (Incorporated herein by reference to

             Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (5) Portfolio Management Contracts between the Trust and Jennison Associates LLC related to the Growth Equity Portfolio. (Incorporated herein by reference to Item 24(b) contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (6) Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio.(Incorporated herein by reference to Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on July 24, 2000.)

      (7) Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to corresponding contained in Post-Effective Amendment No. 9 filed on with the Securities and Exchange Commission April 13, 1998.)

      (8) Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (9)    (a)   Interim Portfolio Management Contract between the Trust and
                   Capital Guardian Trust Company related to the International
                   Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 15 filed with the Securities and
                   Exchange Commission on July 24, 2000.)

      (9)    (b)   Form of Final Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on July 24, 2000.)

      (10) Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on September 2, 1999)

      (11)   (a)   Portfolio Management Contract between the Trust and Deutsche
                   Asset Management, Inc. (formerly Morgan Grenfell Capital
                   Management Inc.) related to the Fixed Income Portfolio.
                   (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (11)   (b)   Amendment to Portfolio Management Contract between the Trust and Deutsche Asset Management, Inc. (formerly Morgan Grenfell
                   Capital

                   Management Inc.) related to the Fixed Income Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (12)   (a)   Portfolio Management Contract between the Trust and Deutsche
                   Asset Management, Inc. (formerly Morgan Grenfell Capital
                   Management Inc.) related to the Intermediate Term Municipal
                   Bond Portfolio Income Portfolio. (Incorporated herein by reference to corresponding item contained in Post-Effective
                   Amendment No. 7 filed with the Securities and Exchange
                   Commission on January 2, 1998.)

      (12)   (b)   Amendment to Portfolio Management Contract between the Trust and Deutsche Asset Management, Inc. (formerly Morgan Grenfell
                   Capital Management Inc.) related to the Intermediate Term
                   Municipal Bond Portfolio Income Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31,
                   2001.)

      (13) Form of Portfolio Management Contract between the Trust and Miller Anderson & Sherrerd LLP related to the Fixed Income II Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on July 24, 2000.)

      (14) Form of Portfolio Management Contract between the Trust and BlackRock Advisors, Inc. related to the Fixed Income II Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (15) Form of Portfolio Management Contract between the Trust and Miller Anderson & Sherrerd LLP related to the High Yield Bond Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on July 24, 2000.)

      (16) Portfolio Management Contract between the Trust and W.R. Huff Asset Management Co., L.L.C. related to the High Yield Bond Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on August 28, 2002.)

(e) Distribution Agreement between BISYS Fund Services (Incorporated herein by reference to Item 1(b) contained in Post-Effective Amendment No 4, filed with the Securities and Exchange Commission on December 16, 1996.)

(f)   [bonus, pension and profit-sharing plans] Not Applicable.

(g)   (a)    Custodian Agreement between Bankers Trust Company and the Trust
             (Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

(g)   (b)    Foreign Custody Manager Delegation Agreement between Bankers Trust
             Company and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and
             Exchange Commission on August 31, 2001.)

(h)   Registrant's Agreements with BISYS Fund Services

      (h)(1) Amended and Restated Administration Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (h)(2) Amended and Restated Fund Accounting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (h)(3) Amended and Restated Transfer Agency Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (h)(4) Amended and Restated Omnibus Fee Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (h)(5) Form of Amendment to Transfer Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on August 28, 2002.)

(i) Opinion of Counsel (Incorporated herein by reference to Item 10 contained in Post-Effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

(j)   Consent of Accountants. (filed herewith)

(k)   [Omitted Financial Statements] Not Applicable.

(l)   [Agreements regarding initial capital] Not Applicable.

(m)   [Rule 12b-1 plan] Not Applicable.

(n)   [Plan pursuant to Rule 18f-3] Not Applicable.

(o)   Reserved.

(p)   (1)    Code of Ethics adopted by Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 22, 2000.)

(p)   (2)    Code of Ethics adopted by Hirtle Callaghan & Co., Inc.
             (Incorporated
             herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 22, 2000.)

(p)   (3)    Code of Ethics adopted by SSgA Funds Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(p)   (4)    Code of Ethics adopted by Capital Guardian Trust Company
             (Incorporated herein by reference to Post-Effective Amendment No.
             14 filed with the Securities and Exchange Commission on June 22,
             2000.)

(p)   (5)    Code of Ethics adopted by Miller Anderson & Sherrerd (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 22, 2000.)

(p)   (6)    Code of Ethics adopted by Artisan Partners Limited Partnership
             (Incorporated herein by reference to Post-Effective Amendment No.
             14 filed with the Securities and Exchange Commission on June 22,
             2000.)

(p)   (7)    Code of Ethics adopted by Deutsche Asset Management Inc.
             (Incorporated herein by reference to Post-Effective Amendment No.
             14 filed with the Securities and Exchange Commission on June 22,
             2000.)

(p)   (8)    Code of Ethics adopted by Frontier Capital Management Company LLC
             (Incorporated herein by reference to Post-Effective Amendment No.
             14 filed with the Securities and Exchange Commission on June 22,
             2000.)

(p)   (9)    Code of Ethics adopted by Geewax Terker & Company. (Incorporated herein by reference to Post-Effective Amendment No. 16 filed with the Securities and Exchange Commission on September 22, 2000.)

(p)   (10)   Code of Ethics adopted by Institutional Capital Corporation.
             (Incorporated herein by reference to Post-Effective Amendment No.
             16 filed with the Securities and Exchange Commission on September
             22, 2000.)

(p)   (11)   Revised Code of Ethics adopted by Jennison Associates LLC
             (Incorporated herein by reference to Post-Effective Amendment No.
             19 filed with the Securities and Exchange Commission on August 28,
             2002.)

(p)   (12)   Code of Ethics adopted by BlackRock Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(p)   (13)   Code of Ethics adopted by Sterling Johnston Capital Management,
             Inc. (Incorporated herein by reference to Post-Effective Amendment
             No. 17 filed with the Securities and Exchange Commission on August
             31, 2001.)

(p)   (14)   Code of Ethics adopted by W.R. Huff Asset Management Co., L.L.C.
             (Incorporated herein by reference to Post-Effective Amendment No.
             19 filed with the Securities and Exchange Commission on August 28,
             2002.)

Item 24.     Persons Controlled by or Under Common Control with the Fund

             None.

Item 25.     Indemnification

             Reference is made to Article VII of the Trust's Amended and Restated and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the "Act"), as amended, the Trust furnishes the following undertaking:

             Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of the Investment Adviser

             Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager's Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

          Investment Manager                             SEC File No. 801-
          ------------------                             -----------------

          Artisan Partners Limited                             48435
          Partnership

          Frontier Capital Management Co.                      15724

          Jennison Associates LLC                              5608

          Institutional Capital Corporation                    40779

          Geewax Terker & Co.                                  16965

          Deutsche Asset Management, Inc.                      27291
          (formerly Morgan Grenfell
          Asset Management)

          Morgan Stanley Investments LP                        10437
          (formerly Miller Anderson &
          Sherrerd, LLP)

          BlackRock Advisors, Inc.                             48433

          SSgA Funds Management, Inc.                          60133

          Sterling Johnston Capital                            24483
          Management, Inc.

          Capital Guardian Trust Company                       60145

          W.R. Huff Asset Management                           32541
          Co., L.L.C.

          Hirtle, Callaghan & Co., Inc. ("HCCI") has entered into a Consulting Agreement with the Trust. Although HCCI is a registered investment adviser, HCCI does not have investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HCCI's officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HCCI's Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

     (a) BISYS Fund Services, Inc. ("BISYS") serves as the principal underwriter for the Trust. BISYS also serves as a principal underwriter for the following investment companies:

          Ambassador Funds
          American Independence Funds Trust
          American Performance Funds
          AmSouth Funds
          BB&T Funds
          The Coventry Group
          The Eureka Funds
          HSBC Advisor Funds Trust
          HSBC Investor Funds
          HSBC Mutual Funds Trust
          The Infinity Mutual Funds, Inc.
          LEADER Mutual Funds
          MMA Praxis Mutual Funds
          The M.S.D.&T. Funds, Inc.
          Old Westbury Funds, Inc.
          Pacific Capital Funds
          USAllianz Variable Insurance Products Trust
          Variable Insurance Funds
          The Victory Portfolios
          The Victory Variable Insurance Funds
          The Willamette Funds
          Vintage Mutual Funds, Inc.

          BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

     (b) The following table sets forth the indicated information with respect to each director and officer of BISYS. Unless otherwise noted, the business address for each such person is 3435 Stelzer Road, Columbus, Ohio 43219:

          Name                        Underwriter           Positions with Trust
          ----                        -----------           --------------------

          WC Subsidiary Corp.         Sole Limited Partner  None
          150 Clove Road
          Little Falls, NJ 07424

          BISYS Fund Services, Inc.
          3435 Stelzer Road
          Columbus Ohio 43219         Sole General Partner  None

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     (a) Deutsche Bank (formerly Bankers Trust Company), 16 Wall Street, New York, New York 10005 (records relating to its function custodian.)

     (b)  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219.

     (c) Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

          Investment Manager                              Location of Accounts and Records
          ------------------                              --------------------------------
          The International Equity Portfolio
          ----------------------------------
          Capital Guardian Trust Company                        333 South Hope Street
                                                                Los Angeles, CA 90071

          Artisan Partners Limited Partnership                  100 Pine Street, Suite 2950
                                                                San Francisco, CA 94111

                                                                1000 North Water Street
                                                                Milwaukee, WI 53202

          The Small Capitalization Equity Portfolio
          -----------------------------------------
          Geewax, Terker & Co.                                  414 Old Baltimore Pike
                                                                P.O. Box 2700
                                                                Chadds Ford, PA 29317

          Frontier Capital Management                           99 Summer Street
          Company                                               Boston, MA 02110

          Sterling Johnston Capital Management, Inc.            One Sansome Street, Suite 1800
                                                                San Francisco, CA 94104

                The Value Equity Portfolio
                --------------------------
                SSgA Funds Management, Inc.                     Two International Place
                                                                Boston, MA 02110

                Institutional Capital Corporation               225 West Wacker
                                                                Chicago, IL 60606

                The Growth Equity Portfolio
                ---------------------------
                Jennison Associates LLC                         466 Lexington Ave.
                                                                New York, NY 10017

                SSgA Funds Management, Inc.                     Two International Place
                                                                Boston, MA 02110

                The Fixed Income Portfolio &
                The Intermediate Term Municipal Bond Portfolio
                ----------------------------------------------
                Deutsche Asset Management, Inc.                 885 Third Avenue
                                                                New York, NY 10022-4802

                                                                150 S. Independence Square W.
                                                                Suite 726
                                                                Philadelphia, PA 19106

                The Fixed Income II Portfolio
                -----------------------------
                Morgan Stanley Investments LP                   One Tower Bridge
                (formerly Miller, Anderson & Sherrerd, LLP)     West Conshohocken, PA 19428

                BlackRock Advisors, Inc.                        100 Bellevue Parkway
                                                                Wilmington, DE 19809

                The High Yield Bond Portfolio
                -----------------------------
                Morgan Stanley Investments LP                   One Tower Bridge
                (formerly Miller, Anderson & Sherrerd, LLP)     West Conshohocken, PA 19428

                W.R. Huff Asset Management L.L.C.               1776 On The Green
                                                                67 Park Place
                                                                Morristown, NJ 07960

Item 29.  Management Services.

            None.

Item 30.  Undertakings

            Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of West Conshohocken and the State of Pennsylvania on this 31st day of October, 2002.

                                              The Hirtle Callaghan Trust

                                              /s/ Donald E. Callaghan
                                              ----------------------------------
                                              Donald E. Callaghan
                                              Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert J. Zion                   Treasurer and Vice-President         October 31, 2002
-----------------------------
Robert J. Zion                       (Principal Financial Officer)

/s/ Donald E. Callaghan                       Trustee                     October 31, 2002
-----------------------------
Donald E. Callaghan

/s/ Donald E. Callaghan                       Trustee*                    October 31, 2002
-----------------------------
Ross H. Goodman

/s/ Jonathan J. Hirtle                        Trustee                     October 31, 2002
-----------------------------
Jonathan J. Hirtle

/s/ Donald E. Callaghan                       Trustee*                    October 31, 2002
-----------------------------
Jarrett Burt Kling

/s/ Donald E. Callaghan                       Trustee*                    October 31, 2002
-----------------------------
R. Richard Williams

/s/ Donald E. Callaghan                       Trustee*                    October 31, 2002
-----------------------------
Richard W. Wortham, III

* Signed by Donald E. Callaghan, as attorney-in-fact, pursuant to a power of attorney.

                                  EXHIBIT INDEX

Exhibits:

(j)            Consent of Accountants